April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.(a)	2,580	$ 137,927
AeroVironment, Inc.(a)(b)	1,968	298,191
AerSale Corp.(a)	1,574	10,971
Archer Aviation, Inc., Class A(a)	22,608	188,325
Astronics Corp.(a)	2,948	66,890
Axon Enterprise, Inc.(a)	4,899	3,004,557
Boeing Co.(a)	51,054	9,355,135
BWX Technologies, Inc.	6,067	662,031
Byrna Technologies, Inc.(a)(b)	2,499	55,953
Cadre Holdings, Inc.	1,180	34,397
Curtiss-Wright Corp.	2,590	893,265
Ducommun, Inc.(a)	926	53,078
Eve Holding, Inc., Class A(a)(b)	10,412	37,067
General Dynamics Corp.	18,634	5,070,684
General Electric Co.	73,295	14,771,874
HEICO Corp.	3,030	759,803
HEICO Corp., Class A	5,380	1,081,003
Hexcel Corp.	5,868	284,422
Howmet Aerospace, Inc.	27,630	3,828,965
Huntington Ingalls Industries, Inc.	2,636	607,176
Intuitive Machines, Inc., Class A(a)(b)	2,006	16,449
Kratos Defense & Security Solutions, Inc.(a)(b)	10,628	359,067
L3Harris Technologies, Inc.	12,987	2,857,400
Leonardo DRS, Inc.	4,533	167,540
Loar Holdings, Inc.(a)	2,574	243,449
Lockheed Martin Corp.	14,354	6,857,623
Mercury Systems, Inc.(a)(b)	3,148	157,400
Moog, Inc., Class A	1,996	333,831
National Presto Industries, Inc.	368	31,041
Northrop Grumman Corp.	9,306	4,527,369
Park Aerospace Corp.	1,798	23,500
Rocket Lab USA, Inc., Class A(a)(b)	23,249	506,596
RTX Corp.	90,476	11,411,738
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	7,857	282,852
Standardaero, Inc.(a)	6,141	165,930
Textron, Inc.	12,522	881,173
TransDigm Group, Inc.	3,720	5,256,620
Triumph Group, Inc.(a)	5,413	137,490
V2X, Inc.(a)	802	39,908
Virgin Galactic Holdings, Inc., C Shares(a)(b)	730	2,110
Woodward, Inc.	4,002	750,655
		76,211,455
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	7,627	680,481
Expeditors International of Washington, Inc.	9,445	1,038,100
FedEx Corp.	15,039	3,163,153
Forward Air Corp.(a)	1,607	23,655
GXO Logistics, Inc.(a)	7,459	270,314
Hub Group, Inc., Class A	4,172	131,793
Radiant Logistics, Inc.(a)	1,065	6,230
United Parcel Service, Inc., Class B	49,799	4,745,845
		10,059,571
Automobile Components — 0.1%
Adient PLC(a)	5,612	70,992
American Axle & Manufacturing Holdings, Inc.(a)	6,123	23,390
Aptiv PLC(a)	15,617	891,106
BorgWarner, Inc.	14,641	415,511
Cooper-Standard Holdings, Inc.(a)	698	10,240
Dana, Inc.	8,323	114,358
Security	Shares	Value
Automobile Components (continued)
Dorman Products, Inc.(a)	1,596	$ 180,827
Fox Factory Holding Corp.(a)	2,625	53,314
Gentex Corp.	16,255	354,034
Gentherm, Inc.(a)	2,298	59,771
Goodyear Tire & Rubber Co.(a)	17,489	190,280
Holley, Inc.(a)(b)	3,298	7,091
LCI Industries	2,058	158,631
Lear Corp.	3,657	313,588
Luminar Technologies, Inc., Class A(a)(b)	1,270	4,966
Modine Manufacturing Co.(a)(b)	3,491	285,005
Patrick Industries, Inc.	2,094	161,196
Phinia, Inc.	2,926	117,479
QuantumScape Corp., Class A(a)(b)	24,550	95,990
Solid Power, Inc., Class A(a)(b)	8,899	9,700
Standard Motor Products, Inc.	1,696	45,961
Stoneridge, Inc.(a)	1,548	5,975
Visteon Corp.(a)	1,648	130,505
XPEL, Inc.(a)(b)	1,523	43,619
		3,743,529
Automobiles — 1.7%
Ford Motor Co.	266,042	2,663,080
General Motors Co.	67,503	3,053,836
Harley-Davidson, Inc.	7,932	177,835
Lucid Group, Inc.(a)(b)	76,894	193,004
Rivian Automotive, Inc., Class A(a)(b)	57,839	790,081
Tesla, Inc.(a)	189,290	53,410,066
Thor Industries, Inc.	3,278	237,393
Winnebago Industries, Inc.	2,035	64,754
		60,590,049
Banks — 3.8%
1st Source Corp.	997	59,770
ACNB Corp.	658	27,577
Amalgamated Financial Corp.	3,163	89,070
Amerant Bancorp, Inc., Class A	4,712	79,350
Ameris Bancorp	4,339	254,265
Arrow Financial Corp.	1,851	45,405
Associated Banc-Corp.	11,591	255,697
Atlantic Union Bankshares Corp.	9,021	249,882
Axos Financial, Inc.(a)	3,469	220,212
Banc of California, Inc.	8,476	114,256
BancFirst Corp.	1,868	220,088
Bancorp, Inc.(a)(b)	2,594	125,316
Bank First Corp.	578	63,106
Bank of America Corp.	454,189	18,113,057
Bank of Hawaii Corp.	2,181	144,186
Bank of Marin Bancorp	1,301	26,697
Bank of NT Butterfield & Son Ltd.	3,623	145,572
Bank OZK	6,920	294,792
BankUnited, Inc.	2,969	97,116
Banner Corp.	981	59,978
Bar Harbor Bankshares	1,349	39,984
BayCom Corp.	1,314	34,177
BCB Bancorp, Inc.	1,342	11,031
Berkshire Hills Bancorp, Inc.	1,900	47,177
Blue Foundry Bancorp(a)	1,829	17,083
BOK Financial Corp.	1,817	169,290
Bridgewater Bancshares, Inc.(a)	1,355	20,853
Brookline Bancorp, Inc.	3,524	36,791
Burke & Herbert Financial Services Corp., Class C	750	41,932
Business First Bancshares, Inc.	2,631	60,645
Byline Bancorp, Inc.	1,662	42,447

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Cadence Bank	6,933	$ 202,860
Camden National Corp.	1,025	39,483
Capital Bancorp, Inc.	643	20,312
Capital City Bank Group, Inc.	1,111	40,596
Capitol Federal Financial, Inc.	5,759	32,654
Carter Bankshares, Inc.(a)	3,260	49,911
Cathay General Bancorp	4,573	190,648
Central Pacific Financial Corp.	427	10,970
ChoiceOne Financial Services, Inc.	1,113	31,643
Citigroup, Inc.	128,925	8,815,891
Citizens & Northern Corp.	1,802	34,688
Citizens Financial Group, Inc.	31,173	1,149,972
Citizens Financial Services, Inc.	362	19,704
City Holding Co.	442	51,215
Civista Bancshares, Inc.	808	18,188
CNB Financial Corp.	1,531	33,605
Coastal Financial Corp.(a)	714	58,655
Colony Bankcorp, Inc.	1,564	24,273
Columbia Banking System, Inc.	13,708	307,333
Columbia Financial, Inc.(a)	2,444	32,921
Comerica, Inc.	9,390	504,712
Commerce Bancshares, Inc.	8,956	543,987
Community Financial System, Inc.	3,600	196,524
Community Trust Bancorp, Inc.	982	48,079
Community West Bancshares	3,575	62,562
ConnectOne Bancorp, Inc.	2,102	47,358
Cullen/Frost Bankers, Inc.	4,171	485,796
Customers Bancorp, Inc.(a)	1,668	83,400
CVB Financial Corp.	8,995	166,767
Dime Community Bancshares, Inc.	1,767	45,394
Eagle Bancorp, Inc.	1,044	18,740
East West Bancorp, Inc.	9,370	801,603
Eastern Bankshares, Inc.	12,797	190,931
Enterprise Bancorp, Inc.	1,138	42,334
Enterprise Financial Services Corp.	2,436	126,721
Equity Bancshares, Inc., Class A	1,265	48,690
Esquire Financial Holdings, Inc.	654	54,230
Farmers & Merchants Bancorp, Inc.	828	21,669
Farmers National Banc Corp.	1,865	24,320
FB Financial Corp.	2,244	95,505
Fifth Third Bancorp	47,380	1,702,837
Financial Institutions, Inc.	1,577	40,040
First Bancorp, Inc.	314	7,671
First BanCorp./Puerto Rico	4,434	87,084
First Bancorp/Southern Pines NC	1,949	78,857
First Bank/Hamilton	1,767	25,409
First Busey Corp.	6,005	124,844
First Business Financial Services, Inc.	758	36,490
First Citizens BancShares, Inc., Class A	800	1,423,312
First Commonwealth Financial Corp.	6,445	98,737
First Community Bankshares, Inc.	972	36,625
First Financial Bancorp	3,434	79,497
First Financial Bankshares, Inc.	8,460	283,495
First Financial Corp.	1,022	50,487
First Foundation, Inc.	8,534	42,841
First Hawaiian, Inc.	9,199	210,289
First Horizon Corp.	37,007	669,087
First Interstate BancSystem, Inc., Class A	6,284	164,609
First Merchants Corp.	6,242	222,465
First Mid Bancshares, Inc.	1,619	54,123
First of Long Island Corp.	1,705	19,642
Five Star Bancorp	948	26,241
Flagstar Financial, Inc.(b)	17,998	210,757
Security	Shares	Value
Banks (continued)
Flushing Financial Corp.	2,055	$ 24,598
FNB Corp.	29,508	386,260
Fulton Financial Corp.	11,311	188,667
German American Bancorp, Inc.	1,773	67,214
Glacier Bancorp, Inc.	7,414	302,195
Great Southern Bancorp, Inc.	559	30,745
Greene County Bancorp, Inc.	778	17,310
Guaranty Bancshares, Inc.	297	11,720
Hancock Whitney Corp.	5,823	303,320
Hanmi Financial Corp.	907	20,743
HarborOne Bancorp, Inc.	2,218	25,108
HBT Financial, Inc.	1,273	29,502
Heritage Commerce Corp.	3,436	31,061
Heritage Financial Corp.	1,053	24,029
Hilltop Holdings, Inc.	3,539	104,507
Hingham Institution For Savings	79	19,715
Home Bancorp, Inc.	190	9,565
Home BancShares, Inc.	13,490	374,347
HomeStreet, Inc.(a)	954	10,837
HomeTrust Bancshares, Inc.	642	21,918
Hope Bancorp, Inc.	7,383	73,608
Horizon Bancorp, Inc.	2,632	38,638
Huntington Bancshares, Inc.	98,152	1,426,149
Independent Bank Corp.	2,993	150,946
International Bancshares Corp.	4,389	267,905
John Marshall Bancorp, Inc.	759	13,047
JPMorgan Chase & Co.	191,245	46,782,352
Kearny Financial Corp.	5,495	34,399
KeyCorp.	64,084	951,007
Lakeland Financial Corp.	1,478	82,280
Live Oak Bancshares, Inc.	2,391	62,501
M&T Bank Corp.	11,322	1,922,023
Mercantile Bank Corp.	2,437	103,109
Metrocity Bankshares, Inc.	1,908	52,604
Metropolitan Bank Holding Corp.(a)	533	33,009
Mid Penn Bancorp, Inc.	806	23,414
Midland States Bancorp, Inc.	963	15,678
MidWestOne Financial Group, Inc.	1,021	28,323
MVB Financial Corp.	865	14,757
National Bank Holdings Corp., Class A	2,275	82,264
NB Bancorp, Inc.(a)	6,036	103,517
NBT Bancorp, Inc.	3,198	135,403
Nicolet Bankshares, Inc.	940	109,801
Northeast Bank	629	52,094
Northfield Bancorp, Inc.	2,756	29,076
Northwest Bancshares, Inc.	4,246	52,438
NU Holdings Ltd./Cayman Islands, Class A(a)	221,405	2,752,064
OceanFirst Financial Corp.	4,668	77,302
OFG Bancorp	2,791	109,826
Old National Bancorp	22,582	464,963
Old Second Bancorp, Inc.	2,744	43,328
Orange County Bancorp, Inc.	1,268	30,090
Origin Bancorp, Inc.	1,892	60,620
Orrstown Financial Services, Inc.	3,495	104,745
Pacific Premier Bancorp, Inc.	3,852	78,350
Park National Corp.	1,046	157,005
Pathward Financial, Inc.(b)	1,236	98,101
PCB Bancorp	1,231	24,140
Peapack-Gladstone Financial Corp.	1,216	33,659
Peoples Bancorp, Inc.	2,207	64,025
Peoples Financial Services Corp.	546	23,598
Pinnacle Financial Partners, Inc.	5,340	535,282
PNC Financial Services Group, Inc.	27,691	4,449,667
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Popular, Inc.	4,863	$ 464,027
Preferred Bank/Los Angeles CA	305	24,357
Primis Financial Corp.	1,942	16,002
Prosperity Bancshares, Inc.	7,341	498,454
Provident Financial Services, Inc.	7,831	128,193
QCR Holdings, Inc.	904	58,715
RBB Bancorp	350	5,453
Red River Bancshares, Inc.	282	14,861
Regions Financial Corp.	64,544	1,317,343
Renasant Corp.	8,971	287,700
Republic Bancorp, Inc., Class A	538	36,503
S&T Bancorp, Inc.	2,286	83,302
Seacoast Banking Corp. of Florida	3,711	87,988
ServisFirst Bancshares, Inc.	3,034	216,081
Shore Bancshares, Inc.	2,166	29,956
Sierra Bancorp	1,347	35,642
Simmons First National Corp., Class A	6,948	129,650
SmartFinancial, Inc.	1,272	38,694
South Plains Financial, Inc.	1,099	37,047
Southern First Bancshares, Inc.(a)	161	5,717
Southern Missouri Bancorp, Inc.	347	18,270
Southside Bancshares, Inc.	1,208	34,054
SouthState Corp.	6,838	593,402
Stellar Bancorp, Inc.	2,975	74,256
Stock Yards Bancorp, Inc.	1,716	124,908
Synovus Financial Corp.	10,795	467,639
Texas Capital Bancshares, Inc.(a)	3,487	237,639
TFS Financial Corp.	4,986	64,619
Third Coast Bancshares, Inc.(a)	1,211	36,088
Tompkins Financial Corp.	1,151	68,600
Towne Bank/Portsmouth VA	6,934	228,475
TriCo Bancshares	1,964	75,771
Triumph Financial, Inc.(a)	1,335	71,316
Truist Financial Corp.	93,196	3,573,135
TrustCo Bank Corp./New York	719	21,894
Trustmark Corp.	3,530	118,431
U.S. Bancorp	108,352	4,370,920
UMB Financial Corp.	4,581	433,225
United Bankshares, Inc.	8,494	291,259
United Community Banks, Inc.	3,642	100,556
Univest Financial Corp.	1,834	54,176
USCB Financial Holdings, Inc., Class A	1,758	29,816
Valley National Bancorp	35,791	307,803
Veritex Holdings, Inc.	2,661	61,948
WaFd, Inc.	5,659	161,451
Washington Trust Bancorp, Inc.	1,069	29,504
Webster Financial Corp.	12,273	580,513
Wells Fargo & Co.	224,493	15,941,248
WesBanco, Inc.	5,904	175,821
West BanCorp, Inc.	1,337	25,944
Westamerica BanCorp	1,572	76,132
Western Alliance Bancorp	7,392	515,296
Wintrust Financial Corp.	4,624	514,050
WSFS Financial Corp.	3,434	177,023
Zions Bancorp NA	9,529	428,519
		139,026,939
Beverages — 1.2%
Boston Beer Co., Inc., Class A(a)	590	145,022
Brown-Forman Corp., Class A	2,982	103,207
Brown-Forman Corp., Class B	12,084	421,007
Celsius Holdings, Inc.(a)(b)	12,276	429,169
Coca-Cola Co.	264,274	19,173,079
Security	Shares	Value
Beverages (continued)
Coca-Cola Consolidated, Inc.	394	$ 534,189
Constellation Brands, Inc., Class A	10,636	1,994,675
Keurig Dr. Pepper, Inc.	81,937	2,834,201
MGP Ingredients, Inc.	1,116	32,888
Molson Coors Beverage Co., Class B	11,722	674,367
Monster Beverage Corp.(a)	47,849	2,876,682
National Beverage Corp.	1,540	68,376
PepsiCo, Inc.	93,707	12,704,795
Primo Brands Corp.	13,255	433,041
Vita Coco Co., Inc.(a)	3,365	111,213
		42,535,911
Biotechnology — 2.2%
2seventy bio, Inc.(a)	3,031	15,125
4D Molecular Therapeutics, Inc.(a)	3,771	12,708
89bio, Inc.(a)	8,968	71,923
AbbVie, Inc.	120,614	23,531,791
Absci Corp.(a)	12,031	36,935
ACADIA Pharmaceuticals, Inc.(a)	7,957	116,172
ACELYRIN, Inc.(a)	6,068	14,988
ADC Therapeutics SA(a)(b)	12,438	17,786
ADMA Biologics, Inc.(a)	15,650	372,470
Aerovate Therapeutics, Inc.(b)	12	118
Agenus, Inc.(a)(b)	1,168	3,376
Agios Pharmaceuticals, Inc.(a)	3,560	105,696
Akebia Therapeutics, Inc.(a)	20,965	50,526
Akero Therapeutics, Inc.(a)	5,200	237,172
Aldeyra Therapeutics, Inc.(a)	3,447	9,135
Alector, Inc.(a)	2,986	3,583
Alkermes PLC(a)(b)	10,139	291,699
Allogene Therapeutics, Inc.(a)(b)	5,719	9,608
Alnylam Pharmaceuticals, Inc.(a)	8,815	2,320,461
Altimmune, Inc.(a)(b)	4,063	21,331
ALX Oncology Holdings, Inc.(a)(b)	1,150	621
Amgen, Inc.	36,487	10,614,798
Amicus Therapeutics, Inc.(a)	21,889	168,108
AnaptysBio, Inc.(a)	865	19,220
Anavex Life Sciences Corp.(a)(b)	5,000	47,500
Anika Therapeutics, Inc.(a)	1,304	18,947
Annexon, Inc.(a)	6,182	11,499
Apellis Pharmaceuticals, Inc.(a)(b)	6,746	129,591
Apogee Therapeutics, Inc.(a)	2,661	104,444
Applied Therapeutics, Inc.(a)	8,335	3,411
Arbutus Biopharma Corp.(a)	7,498	26,618
Arcellx, Inc.(a)	2,703	175,560
Arcturus Therapeutics Holdings, Inc.(a)	1,205	15,436
Arcus Biosciences, Inc.(a)	3,707	32,436
Arcutis Biotherapeutics, Inc.(a)	6,214	92,651
Ardelyx, Inc.(a)	19,637	108,102
ArriVent Biopharma, Inc.(a)(b)	2,616	55,616
Arrowhead Pharmaceuticals, Inc.(a)	7,797	108,300
ARS Pharmaceuticals, Inc.(a)(b)	4,460	62,306
Astria Therapeutics, Inc.(a)	2,797	14,433
Aura Biosciences, Inc.(a)(b)	7,824	45,614
Aurinia Pharmaceuticals, Inc.(a)	8,475	69,834
Avidity Biosciences, Inc.(a)	7,362	240,369
Avita Medical, Inc.(a)(b)	1,749	16,948
Beam Therapeutics, Inc.(a)	6,921	137,936
BioCryst Pharmaceuticals, Inc.(a)	11,882	105,156
Biogen, Inc.(a)	10,382	1,257,053
Biohaven Ltd.(a)	6,094	134,799
BioMarin Pharmaceutical, Inc.(a)	12,679	807,526
Biomea Fusion, Inc.(a)(b)	1,375	2,887

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Bluebird Bio, Inc.(a)	346	$ 1,412
Blueprint Medicines Corp.(a)	4,490	401,855
Bridgebio Pharma, Inc.(a)(b)	9,189	352,490
C4 Therapeutics, Inc.(a)	8,775	14,391
Cabaletta Bio, Inc.(a)	2,282	3,012
Capricor Therapeutics, Inc.(a)(b)	5,016	63,703
Cardiff Oncology, Inc.(a)(b)	10,745	29,441
CareDx, Inc.(a)	4,945	83,472
Cargo Therapeutics, Inc.(a)	1,604	7,330
Caribou Biosciences, Inc.(a)	4,018	3,419
Catalyst Pharmaceuticals, Inc.(a)	8,892	215,987
Celcuity, Inc.(a)	799	8,901
Celldex Therapeutics, Inc.(a)	4,265	88,840
Century Therapeutics, Inc.(a)	1,185	642
CG oncology, Inc.(a)	3,464	93,320
Cogent Biosciences, Inc.(a)	7,471	38,924
Coherus Biosciences, Inc.(a)(b)	6,286	6,475
Compass Therapeutics, Inc.(a)(b)	8,157	15,172
Corbus Pharmaceuticals Holdings, Inc.(a)	889	6,641
Crinetics Pharmaceuticals, Inc.(a)(b)	5,879	196,300
Cullinan Therapeutics, Inc.(a)	4,093	33,890
Cytokinetics, Inc.(a)	7,503	321,429
Day One Biopharmaceuticals, Inc.(a)	3,982	30,980
Denali Therapeutics, Inc.(a)	8,773	146,070
Design Therapeutics, Inc.(a)	2,613	12,699
Dianthus Therapeutics, Inc.(a)(b)	1,902	41,559
Disc Medicine, Inc.(a)(b)	1,366	67,508
Dynavax Technologies Corp.(a)	8,014	94,164
Dyne Therapeutics, Inc.(a)	5,380	63,430
Editas Medicine, Inc.(a)	6,257	10,324
Enanta Pharmaceuticals, Inc.(a)	1,355	8,252
Entrada Therapeutics, Inc.(a)	1,826	16,671
Erasca, Inc.(a)(b)	16,501	24,091
Exact Sciences Corp.(a)	12,015	548,365
Exelixis, Inc.(a)	18,803	736,137
Fate Therapeutics, Inc.(a)	5,497	7,036
Foghorn Therapeutics, Inc.(a)	1,251	5,254
Generation Bio Co.(a)	2,726	1,181
Geron Corp.(a)	43,271	61,012
Gilead Sciences, Inc.	84,966	9,052,278
GRAIL, Inc.(a)(b)	1,680	57,952
Halozyme Therapeutics, Inc.(a)	8,051	494,492
Heron Therapeutics, Inc.(a)(b)	5,088	12,313
HilleVax, Inc.(a)(b)	1,399	2,714
Humacyte, Inc.(a)	4,049	5,871
Ideaya Biosciences, Inc.(a)	6,581	132,476
IGM Biosciences, Inc.(a)(b)	534	740
ImmunityBio, Inc.(a)(b)	7,947	19,947
Immunome, Inc.(a)	4,279	37,612
Immunovant, Inc.(a)	3,713	59,965
Incyte Corp.(a)	10,914	683,871
Inhibrx Biosciences, Inc.(a)	560	6,905
Inozyme Pharma, Inc.(a)	4,463	5,132
Insmed, Inc.(a)	11,564	832,608
Intellia Therapeutics, Inc.(a)(b)	5,528	49,033
Ionis Pharmaceuticals, Inc.(a)	10,690	328,290
Iovance Biotherapeutics, Inc.(a)	18,001	64,624
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	8,207
iTeos Therapeutics, Inc.(a)	2,020	14,645
Janux Therapeutics, Inc.(a)	2,065	68,558
KalVista Pharmaceuticals, Inc.(a)	2,567	35,348
Keros Therapeutics, Inc.(a)(b)	1,802	26,021
Kiniksa Pharmaceuticals International PLC(a)	1,991	53,697
Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(a)(b)	1,928	$ 8,406
Krystal Biotech, Inc.(a)	1,586	269,430
Kura Oncology, Inc.(a)	4,970	32,603
Kymera Therapeutics, Inc.(a)(b)	2,658	91,090
Larimar Therapeutics, Inc.(a)(b)	4,731	12,537
Lexicon Pharmaceuticals, Inc.(a)(b)	16,590	12,124
Lyell Immunopharma, Inc.(a)	11,179	5,312
MacroGenics, Inc.(a)	3,347	5,807
Madrigal Pharmaceuticals, Inc.(a)	1,257	419,725
MannKind Corp.(a)	15,218	76,699
MeiraGTx Holdings PLC(a)	2,029	14,386
Mersana Therapeutics, Inc.(a)	6,910	2,991
Metsera, Inc.(a)(b)	1,522	36,695
MiMedx Group, Inc.(a)	9,149	62,945
Mineralys Therapeutics, Inc.(a)	2,581	36,676
Mirum Pharmaceuticals, Inc.(a)	2,999	130,307
Moderna, Inc.(a)	21,939	626,139
Monte Rosa Therapeutics, Inc.(a)	998	4,900
Myriad Genetics, Inc.(a)	6,730	49,869
Natera, Inc.(a)	7,768	1,172,424
Neurocrine Biosciences, Inc.(a)	6,798	732,077
Neurogene, Inc.(a)	1,070	16,050
Nkarta, Inc.(a)(b)	2,544	5,393
Novavax, Inc.(a)(b)	8,300	55,361
Nurix Therapeutics, Inc.(a)	4,671	53,857
Nuvalent, Inc., Class A(a)	2,547	195,482
Ocugen, Inc.(a)(b)	28,207	21,076
Olema Pharmaceuticals, Inc.(a)(b)	2,267	11,698
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	32,455
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	20,996
Outlook Therapeutics, Inc.(a)(b)	504	791
Ovid therapeutics, Inc.(a)	7,396	2,419
PepGen, Inc.(a)(b)	1,713	2,689
Perspective Therapeutics, Inc.(a)(b)	3,920	9,604
Praxis Precision Medicines, Inc.(a)(b)	1,385	52,131
Precigen, Inc.(a)(b)	5,740	8,954
Prime Medicine, Inc.(a)(b)	2,694	4,661
ProKidney Corp., Class A(a)(b)	3,973	3,518
Protagonist Therapeutics, Inc.(a)	4,290	196,568
Prothena Corp. PLC(a)(b)	2,491	22,917
PTC Therapeutics, Inc.(a)	5,457	271,977
Puma Biotechnology, Inc.(a)	11,734	37,314
Q32 Bio, Inc.(a)(b)	774	1,238
RAPT Therapeutics, Inc.(a)(b)	2,050	1,900
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,367	80,312
Regeneron Pharmaceuticals, Inc.	7,167	4,291,313
REGENXBIO, Inc.(a)	3,603	34,625
Relay Therapeutics, Inc.(a)	5,448	18,142
Replimune Group, Inc.(a)	3,154	30,846
Revolution Medicines, Inc.(a)	11,350	458,313
Rhythm Pharmaceuticals, Inc.(a)	3,862	251,764
Rigel Pharmaceuticals, Inc.(a)	1,105	21,614
Rocket Pharmaceuticals, Inc.(a)	4,600	35,098
Roivant Sciences Ltd.(a)(b)	28,265	328,439
Sage Therapeutics, Inc.(a)	3,162	23,051
Sana Biotechnology, Inc.(a)(b)	11,242	21,360
Sarepta Therapeutics, Inc.(a)	6,626	413,462
Savara, Inc.(a)	7,236	23,155
Scholar Rock Holding Corp.(a)	5,414	178,175
Sera Prognostics, Inc., Class A(a)(b)	4,698	13,812
Soleno Therapeutics, Inc.(a)	1,690	126,513
Solid Biosciences, Inc.(a)	8,458	27,996
SpringWorks Therapeutics, Inc.(a)(b)	4,877	225,805
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Spyre Therapeutics, Inc.(a)	2,754	$ 41,943
Stoke Therapeutics, Inc.(a)	3,419	33,369
Summit Therapeutics, Inc.(a)(b)	5,610	135,313
Sutro Biopharma, Inc.(a)	2,510	2,635
Syndax Pharmaceuticals, Inc.(a)	4,959	70,170
Tango Therapeutics, Inc.(a)(b)	1,668	2,352
Taysha Gene Therapies, Inc.(a)	14,523	28,175
Tenaya Therapeutics, Inc.(a)	1,213	576
TG Therapeutics, Inc.(a)	9,652	439,263
Tourmaline Bio, Inc.(a)	2,342	40,306
Travere Therapeutics, Inc.(a)	5,719	119,012
TScan Therapeutics, Inc.(a)(b)	7,413	11,898
Twist Bioscience Corp.(a)(b)	3,793	145,348
Tyra Biosciences, Inc.(a)(b)	1,832	18,870
Ultragenyx Pharmaceutical, Inc.(a)	6,233	242,962
United Therapeutics Corp.(a)	2,878	872,293
UroGen Pharma Ltd.(a)	1,616	18,810
Vanda Pharmaceuticals, Inc.(a)	2,945	13,282
Vaxcyte, Inc.(a)(b)	8,353	299,372
Vera Therapeutics, Inc., Class A(a)	3,229	75,462
Veracyte, Inc.(a)(b)	5,067	154,543
Verastem, Inc.(a)(b)	5,492	41,135
Vericel Corp.(a)	3,406	129,496
Vertex Pharmaceuticals, Inc.(a)	17,612	8,973,314
Verve Therapeutics, Inc.(a)	3,190	18,087
Viking Therapeutics, Inc.(a)(b)	7,100	204,977
Vir Biotechnology, Inc.(a)	5,579	34,143
Viridian Therapeutics, Inc.(a)	4,821	65,325
Voyager Therapeutics, Inc.(a)	2,518	8,964
X4 Pharmaceuticals, Inc.(a)(b)	445	1,918
Xencor, Inc.(a)	3,868	42,625
Y-mAbs Therapeutics, Inc.(a)	1,877	7,977
Zentalis Pharmaceuticals, Inc.(a)	3,109	4,415
Zymeworks, Inc.(a)	3,388	44,078
		81,563,794
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	639,212	117,883,477
Coupang, Inc.(a)	79,365	1,854,760
Dillard’s, Inc., Class A(b)	175	60,666
eBay, Inc.	32,587	2,221,130
Etsy, Inc.(a)	7,501	326,144
Groupon, Inc.(a)	2,275	41,428
Kohl’s Corp.	6,902	46,243
Macy’s, Inc.	18,985	216,809
Nordstrom, Inc.	6,144	148,316
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	439,189
Savers Value Village, Inc.(a)(b)	1,377	13,205
		123,251,367
Building Products — 0.7%
A O Smith Corp.	7,902	536,230
AAON, Inc.	4,543	414,640
Advanced Drainage Systems, Inc.	4,719	535,559
Allegion PLC	5,855	815,016
American Woodmark Corp.(a)	1,233	72,747
Apogee Enterprises, Inc.	1,427	56,609
Armstrong World Industries, Inc.	3,001	435,205
AZEK Co., Inc., Class A(a)	10,158	503,430
AZZ, Inc.	2,218	192,434
Builders FirstSource, Inc.(a)	7,736	925,458
Carlisle Cos., Inc.	3,056	1,159,691
Carrier Global Corp.	56,800	3,552,272
Security	Shares	Value
Building Products (continued)
CSW Industrials, Inc.	1,106	$ 345,603
Fortune Brands Innovations, Inc.	8,362	450,043
Gibraltar Industries, Inc.(a)	1,865	98,752
Griffon Corp.	2,530	172,318
Hayward Holdings, Inc.(a)(b)	11,880	158,360
Insteel Industries, Inc.	1,232	41,777
Janus International Group, Inc.(a)	10,578	72,777
JELD-WEN Holding, Inc.(a)(b)	6,029	33,280
Johnson Controls International PLC	44,781	3,757,126
Lennox International, Inc.	2,156	1,178,793
Masco Corp.	14,581	883,754
Masterbrand, Inc.(a)	8,295	100,784
Owens Corning	6,086	884,965
Quanex Building Products Corp.	4,271	70,215
Resideo Technologies, Inc.(a)	9,442	158,437
Simpson Manufacturing Co., Inc.	2,694	414,041
Tecnoglass, Inc.	1,729	123,226
Trane Technologies PLC	15,467	5,928,656
Trex Co., Inc.(a)(b)	7,520	434,806
UFP Industries, Inc.	3,867	382,253
Zurn Elkay Water Solutions Corp.	9,531	323,673
		25,212,930
Capital Markets — 3.3%
Acadian Asset Management, Inc.	1,883	50,728
Affiliated Managers Group, Inc.	2,108	349,148
AlTi Global, Inc.(a)(b)	6,212	21,307
Ameriprise Financial, Inc.	6,513	3,067,753
Ares Management Corp., Class A	12,474	1,902,659
Artisan Partners Asset Management, Inc., Class A	3,613	133,609
B. Riley Financial, Inc.(b)	1,480	4,336
Bank of New York Mellon Corp.	48,968	3,937,517
BGC Group, Inc., Class A	22,373	202,699
Blackrock, Inc.(c)	10,057	9,194,713
Blackstone, Inc., Class A	49,291	6,492,118
Blue Owl Capital, Inc., Class A	34,145	632,707
Carlyle Group, Inc.	15,170	586,169
Cboe Global Markets, Inc.	7,076	1,569,457
Charles Schwab Corp.	113,011	9,199,095
CME Group, Inc., Class A	24,460	6,777,377
Cohen & Steers, Inc.	1,830	139,666
Coinbase Global, Inc., Class A(a)	13,798	2,799,476
Diamond Hill Investment Group, Inc., Class A	101	12,724
DigitalBridge Group, Inc.	11,708	98,347
Donnelley Financial Solutions, Inc.(a)	1,458	70,276
Evercore, Inc., Class A	2,297	471,551
FactSet Research Systems, Inc.	2,596	1,122,043
Forge Global Holdings, Inc.(a)(b)	709	10,273
Franklin Resources, Inc.	21,309	399,757
GCM Grosvenor, Inc., Class A	2,165	27,149
Goldman Sachs Group, Inc.	20,578	11,267,484
Hamilton Lane, Inc., Class A	2,666	411,870
Houlihan Lokey, Inc.	3,663	593,699
Interactive Brokers Group, Inc., Class A	7,204	1,238,007
Intercontinental Exchange, Inc.	38,720	6,503,798
Invesco Ltd.	23,471	326,951
Janus Henderson Group PLC	8,874	294,706
Jefferies Financial Group, Inc.	11,987	560,153
KKR & Co., Inc., Class A	45,843	5,238,480
Lazard, Inc.	7,479	290,933
LPL Financial Holdings, Inc.	5,417	1,732,302
MarketAxess Holdings, Inc.	2,511	556,413
Moelis & Co., Class A	4,116	220,535

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Moody’s Corp.	10,822	$ 4,903,665
Morgan Stanley	78,267	9,033,577
Morningstar, Inc.	1,816	517,052
MSCI, Inc., Class A	5,220	2,845,474
Nasdaq, Inc.	28,021	2,135,480
Northern Trust Corp.	13,413	1,260,554
Open Lending Corp.(a)	5,715	7,087
P10, Inc., Class A	2,388	26,435
Patria Investments Ltd., Class A	4,257	44,613
Perella Weinberg Partners, Class A	3,888	66,757
Piper Sandler Cos.	1,151	277,529
PJT Partners, Inc., Class A	1,623	229,995
Raymond James Financial, Inc.	13,735	1,882,244
Robinhood Markets, Inc., Class A(a)	45,865	2,252,430
S&P Global, Inc.	21,344	10,673,067
SEI Investments Co.	6,704	524,856
State Street Corp.	20,038	1,765,348
StepStone Group, Inc., Class A	4,241	212,092
Stifel Financial Corp.	6,663	570,953
StoneX Group, Inc.(a)	2,616	231,686
T Rowe Price Group, Inc.	14,823	1,312,577
TPG, Inc., Class A	5,625	261,281
Tradeweb Markets, Inc., Class A	7,952	1,099,762
Victory Capital Holdings, Inc., Class A	3,077	176,281
Virtu Financial, Inc., Class A	5,659	221,550
Virtus Investment Partners, Inc.	369	56,675
WisdomTree, Inc.	8,155	70,949
XP, Inc., Class A	28,777	463,310
		121,631,264
Chemicals — 1.3%
AdvanSix, Inc.	1,773	37,978
Air Products and Chemicals, Inc.	15,142	4,104,845
Albemarle Corp.	7,911	463,189
American Vanguard Corp.	1,202	5,072
Ashland, Inc.	3,556	193,411
ASP Isotopes, Inc.(a)(b)	4,710	24,869
Aspen Aerogels, Inc.(a)	3,713	20,050
Avient Corp.	7,399	246,461
Axalta Coating Systems Ltd.(a)	14,722	478,465
Balchem Corp.	2,008	314,352
Cabot Corp.	3,476	273,005
Celanese Corp., Class A	7,270	323,588
CF Industries Holdings, Inc.	11,653	913,246
Chemours Co.	11,793	145,997
Corteva, Inc.	47,165	2,923,758
Dow, Inc.	47,794	1,462,018
DuPont de Nemours, Inc.	28,326	1,869,233
Eastman Chemical Co.	7,913	609,301
Ecolab, Inc.	17,035	4,283,110
Ecovyst, Inc.(a)(b)	8,228	49,203
Element Solutions, Inc.	15,867	323,845
FMC Corp.	9,003	377,406
Hawkins, Inc.	1,466	178,529
HB Fuller Co.	3,352	181,142
Huntsman Corp.	10,842	144,307
Ingevity Corp.(a)	2,428	80,075
Innospec, Inc.	1,590	142,273
International Flavors & Fragrances, Inc.	17,782	1,395,176
Intrepid Potash, Inc.(a)	1,114	36,806
Koppers Holdings, Inc.	1,368	34,282
Kronos Worldwide, Inc.	777	5,991
Security	Shares	Value
Chemicals (continued)
Linde PLC	32,657	$ 14,801,132
LSB Industries, Inc.(a)	3,652	23,300
LyondellBasell Industries NV, Class A	17,824	1,037,535
Mativ Holdings, Inc.	5,609	28,662
Minerals Technologies, Inc.	2,032	104,831
Mosaic Co.	21,159	643,234
NewMarket Corp.	439	270,117
Olin Corp.	7,772	168,031
Orion SA	3,373	40,611
Perimeter Solutions, Inc.(a)	8,957	90,734
PPG Industries, Inc.	15,843	1,724,669
PureCycle Technologies, Inc.(a)(b)	9,838	66,013
Quaker Chemical Corp.	858	90,896
Rayonier Advanced Materials, Inc.(a)	5,464	23,277
RPM International, Inc.	8,959	956,373
Scotts Miracle-Gro Co.	3,291	165,801
Sensient Technologies Corp.	2,722	255,732
Sherwin-Williams Co.	15,992	5,643,897
Stepan Co.	1,403	70,936
Tronox Holdings PLC	6,792	36,745
Westlake Corp.	2,548	235,512
		48,119,021
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	216,503
ACCO Brands Corp.	3,640	14,050
ACV Auctions, Inc., Class A(a)	10,052	147,664
BrightView Holdings, Inc.(a)	2,533	34,753
Brink’s Co.	2,944	262,723
Casella Waste Systems, Inc., Class A(a)(b)	3,988	468,391
CECO Environmental Corp.(a)	2,391	56,882
Cimpress PLC(a)	1,338	56,223
Cintas Corp.	23,542	4,983,371
Clean Harbors, Inc.(a)(b)	3,497	748,148
Copart, Inc.(a)	59,598	3,637,266
CoreCivic, Inc.(a)	8,030	181,799
Deluxe Corp.	2,249	32,835
Driven Brands Holdings, Inc.(a)	3,595	59,389
Ennis, Inc.	1,476	26,494
Enviri Corp.(a)	4,861	33,395
GEO Group, Inc.(a)	8,758	273,950
Healthcare Services Group, Inc.(a)	5,673	80,613
HNI Corp.	3,184	134,683
Interface, Inc., Class A	5,118	96,218
LanzaTech Global, Inc.(a)(b)	21,333	5,222
Liquidity Services, Inc.(a)(b)	1,769	56,219
Matthews International Corp., Class A	2,063	42,188
MillerKnoll, Inc.	5,129	84,116
Montrose Environmental Group, Inc.(a)	1,946	28,470
MSA Safety, Inc.	2,542	400,162
OPENLANE, Inc.(a)	7,187	133,031
Pitney Bowes, Inc.	4,321	37,506
Pursuit Attractions and Hospitality, Inc.(a)	1,234	36,144
Quad/Graphics, Inc., Class A	1,629	7,770
RB Global, Inc.	12,454	1,254,118
Republic Services, Inc.	13,935	3,494,201
Rollins, Inc.	18,665	1,066,332
Steelcase, Inc., Class A	4,806	47,676
Tetra Tech, Inc.	17,820	555,806
UniFirst Corp.	954	170,260
Veralto Corp.	16,676	1,599,229
Vestis Corp.	9,458	82,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
VSE Corp.	1,409	$ 161,359
Waste Management, Inc.	27,247	6,358,360
		27,166,371
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(a)	5,274	40,399
Applied Optoelectronics, Inc.(a)(b)	4,733	60,535
Arista Networks, Inc.(a)	70,324	5,785,556
Aviat Networks, Inc.(a)(b)	336	5,900
Calix, Inc.(a)	4,004	163,804
Ciena Corp.(a)	9,663	648,967
Cisco Systems, Inc.	271,626	15,680,969
Clearfield, Inc.(a)(b)	817	23,423
CommScope Holding Co., Inc.(a)	13,802	51,619
Digi International, Inc.(a)	3,329	90,549
Extreme Networks, Inc.(a)	10,160	133,706
F5, Inc.(a)	3,823	1,012,101
Harmonic, Inc.(a)	6,424	57,688
Juniper Networks, Inc.	22,537	818,544
Lumentum Holdings, Inc.(a)	4,472	264,027
Motorola Solutions, Inc.	11,208	4,935,891
NETGEAR, Inc.(a)	1,767	42,620
NetScout Systems, Inc.(a)	4,617	97,049
Ribbon Communications, Inc.(a)(b)	4,557	14,628
Ubiquiti, Inc.	252	82,265
Viasat, Inc.(a)	7,239	67,106
Viavi Solutions, Inc.(a)	14,749	156,044
		30,233,390
Construction & Engineering — 0.3%
AECOM	8,985	886,370
Ameresco, Inc., Class A(a)(b)	2,857	30,370
API Group Corp.(a)	15,635	591,472
Arcosa, Inc.	3,111	249,098
Argan, Inc.	963	147,464
Bowman Consulting Group Ltd.(a)	812	17,961
Centuri Holdings, Inc.(a)	1,763	31,663
Comfort Systems USA, Inc.	2,357	937,025
Concrete Pumping Holdings, Inc.	1,884	11,304
Construction Partners, Inc., Class A(a)(b)	2,954	242,641
Dycom Industries, Inc.(a)	1,865	312,481
EMCOR Group, Inc.	3,128	1,253,390
Everus Construction Group, Inc.(a)	3,345	134,603
Fluor Corp.(a)	11,338	395,583
Granite Construction, Inc.	2,789	226,718
Great Lakes Dredge & Dock Corp.(a)	4,898	44,523
IES Holdings, Inc.(a)(b)	582	114,468
Limbach Holdings, Inc.(a)	850	81,379
MasTec, Inc.(a)	4,196	534,235
Matrix Service Co.(a)	3,264	37,862
MYR Group, Inc.(a)	1,224	149,720
Northwest Pipe Co.(a)	487	20,629
Orion Group Holdings, Inc.(a)	4,006	25,598
Primoris Services Corp.	3,653	219,070
Quanta Services, Inc.	9,949	2,911,973
Sterling Infrastructure, Inc.(a)	2,030	303,343
Tutor Perini Corp.(a)	2,730	58,586
Valmont Industries, Inc.	1,368	401,125
WillScot Holdings Corp., Class A	12,097	303,877
		10,674,531
Construction Materials — 0.3%
CRH PLC	47,138	4,497,908
Security	Shares	Value
Construction Materials (continued)
Eagle Materials, Inc.	2,174	$ 492,172
Knife River Corp.(a)	3,754	350,548
Martin Marietta Materials, Inc.	4,158	2,178,709
U.S. Lime & Minerals, Inc.	570	53,301
Vulcan Materials Co.	9,005	2,362,282
		9,934,920
Consumer Finance — 0.6%
Ally Financial, Inc.	18,478	603,491
American Express Co.	37,808	10,072,429
Atlanticus Holdings Corp.(a)(b)	526	28,835
Bread Financial Holdings, Inc.	2,726	129,349
Capital One Financial Corp.	25,923	4,672,880
Consumer Portfolio Services, Inc.(a)	1,875	17,306
Credit Acceptance Corp.(a)(b)	459	223,726
Dave, Inc., Class A(a)	519	49,212
Discover Financial Services	17,122	3,127,676
Encore Capital Group, Inc.(a)	1,672	57,517
Enova International, Inc.(a)	1,795	164,763
FirstCash Holdings, Inc.	2,440	326,862
Green Dot Corp., Class A(a)	1,798	15,049
LendingClub Corp.(a)	7,657	74,809
LendingTree, Inc.(a)	601	31,006
Medallion Financial Corp.	3,822	33,634
Navient Corp.	6,130	75,889
Nelnet, Inc., Class A	903	95,799
NerdWallet, Inc., Class A(a)	2,065	18,502
OneMain Holdings, Inc.	7,353	346,106
OppFi, Inc., Class A	3,966	37,082
PRA Group, Inc.(a)	2,429	44,451
PROG Holdings, Inc.	2,650	69,854
Regional Management Corp.	728	23,973
SLM Corp.	14,914	431,164
SoFi Technologies, Inc.(a)	71,778	897,943
Synchrony Financial	26,136	1,357,765
Upstart Holdings, Inc.(a)(b)	5,429	259,506
World Acceptance Corp.(a)	213	27,503
		23,314,081
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	28,760	632,145
Andersons, Inc.	2,210	83,339
BJ’s Wholesale Club Holdings, Inc.(a)(b)	9,027	1,061,214
Casey’s General Stores, Inc.	2,561	1,184,693
Chefs’ Warehouse, Inc.(a)	2,601	148,179
Costco Wholesale Corp.	30,187	30,020,972
Dollar General Corp.	14,912	1,397,105
Dollar Tree, Inc.(a)	13,595	1,111,663
Grocery Outlet Holding Corp.(a)	6,304	105,844
HF Foods Group, Inc.(a)	1,854	6,953
Ingles Markets, Inc., Class A	1,069	65,947
Kroger Co.	45,043	3,252,555
Maplebear, Inc.(a)	10,978	437,913
Natural Grocers by Vitamin Cottage, Inc.	357	17,907
Performance Food Group Co.(a)	10,555	851,366
PriceSmart, Inc.	1,657	168,169
SpartanNash Co.	2,523	50,056
Sprouts Farmers Market, Inc.(a)	6,613	1,130,823
Sysco Corp.	33,235	2,372,979
Target Corp.	31,732	3,068,484
U.S. Foods Holding Corp.(a)	14,880	977,021
United Natural Foods, Inc.(a)	3,544	94,660
Village Super Market, Inc., Class A	1,208	44,515

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.	48,366	$ 530,575
Walmart, Inc.	295,416	28,729,206
Weis Markets, Inc.	1,178	101,296
		77,645,579
Containers & Packaging — 0.3%
Amcor PLC	153,310	1,410,450
AptarGroup, Inc.	4,527	678,824
Ardagh Metal Packaging SA	8,206	30,444
Avery Dennison Corp.	5,418	927,074
Ball Corp.	20,532	1,066,432
Crown Holdings, Inc.	7,798	751,181
Graphic Packaging Holding Co.	19,612	496,380
Greif, Inc., Class A	1,857	97,455
Greif, Inc., Class B	150	8,335
International Paper Co.	35,993	1,644,160
Myers Industries, Inc.	2,006	21,063
O-I Glass, Inc.(a)	9,817	124,283
Packaging Corp. of America	5,967	1,107,535
Ranpak Holdings Corp.(a)	2,577	10,591
Sealed Air Corp.	9,053	249,501
Silgan Holdings, Inc.	5,781	298,589
Smurfit WestRock PLC	34,737	1,459,649
Sonoco Products Co.	6,383	261,703
TriMas Corp.	2,253	54,185
		10,697,834
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	21,339
Genuine Parts Co.	9,443	1,110,025
GigaCloud Technology, Inc., Class A(a)(b)	1,590	19,939
LKQ Corp.	18,029	688,888
Pool Corp.	2,489	729,625
Weyco Group, Inc.	929	27,777
		2,597,593
Diversified Consumer Services — 0.1%
ADT, Inc.	24,126	193,490
Adtalem Global Education, Inc.(a)	2,748	291,838
American Public Education, Inc.(a)	2,425	56,987
Bright Horizons Family Solutions, Inc.(a)	3,999	501,555
Carriage Services, Inc.	750	29,970
Chegg, Inc.(a)	7,981	5,804
Coursera, Inc.(a)	9,809	82,592
Duolingo, Inc., Class A(a)	2,579	1,004,469
European Wax Center, Inc., Class A(a)	2,320	7,238
Frontdoor, Inc.(a)	4,969	204,276
Graham Holdings Co., Class B	237	218,052
Grand Canyon Education, Inc.(a)	1,933	344,789
H&R Block, Inc.	9,281	560,294
KinderCare Learning Cos., Inc.(a)(b)	2,542	31,165
Laureate Education, Inc.(a)	7,913	158,814
Lincoln Educational Services Corp.(a)	3,193	53,962
Mister Car Wash, Inc.(a)	4,380	30,047
Nerdy, Inc., Class A(a)	3,456	5,495
OneSpaWorld Holdings Ltd.	7,448	124,382
Perdoceo Education Corp.	4,729	118,792
Service Corp. International	9,156	731,564
Strategic Education, Inc.	1,286	104,912
Stride, Inc.(a)	2,913	414,374
Security	Shares	Value
Diversified Consumer Services (continued)
Udemy, Inc.(a)	6,592	$ 45,287
Universal Technical Institute, Inc.(a)	3,497	98,126
		5,418,274
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	70,283
American Assets Trust, Inc.	2,957	55,385
Armada Hoffler Properties, Inc.	4,860	32,902
Broadstone Net Lease, Inc.	11,612	187,882
CTO Realty Growth, Inc.	1,428	26,090
Empire State Realty Trust, Inc., Class A	7,712	54,909
Essential Properties Realty Trust, Inc.	11,803	379,703
Gladstone Commercial Corp.	2,038	28,797
Global Net Lease, Inc.	11,666	88,078
NexPoint Diversified Real Estate Trust	9,334	32,762
One Liberty Properties, Inc.	1,518	37,039
WP Carey, Inc.	14,779	922,801
		1,916,631
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)(b)	1,444	43,103
AST SpaceMobile, Inc., Class A(a)(b)	8,950	207,729
AT&T, Inc.	488,901	13,542,558
ATN International, Inc.	2,056	36,371
Bandwidth, Inc., Class A(a)	1,171	14,544
Cogent Communications Holdings, Inc.	2,894	157,289
ESC GCI Liberty, Inc. (a)(d)	3,941	—
Frontier Communications Parent, Inc.(a)	16,413	594,971
Globalstar, Inc.(a)(b)	3,199	61,485
IDT Corp., Class B	1,059	53,215
Iridium Communications, Inc.	7,701	185,825
Liberty Global Ltd., Class A(a)	8,798	96,338
Liberty Global Ltd., Class C(a)	12,002	136,103
Liberty Latin America Ltd., Class A(a)	4,385	23,767
Liberty Latin America Ltd., Class C(a)(b)	7,372	40,546
Lumen Technologies, Inc.(a)	67,212	237,930
Shenandoah Telecommunications Co.	3,990	44,449
Verizon Communications, Inc.	287,060	12,647,863
		28,124,086
Electric Utilities — 1.5%
ALLETE, Inc.	3,794	248,469
Alliant Energy Corp.	17,050	1,040,732
American Electric Power Co., Inc.	36,236	3,925,808
Constellation Energy Corp.	21,455	4,793,905
Duke Energy Corp.	52,307	6,382,500
Edison International	26,181	1,400,945
Entergy Corp.	28,750	2,391,138
Evergy, Inc.	15,012	1,037,329
Eversource Energy	24,786	1,474,271
Exelon Corp.	67,635	3,172,082
FirstEnergy Corp.	39,697	1,702,207
Genie Energy Ltd., Class B	1,945	28,728
Hawaiian Electric Industries, Inc.(a)	11,096	116,508
IDACORP, Inc.	3,536	417,566
MGE Energy, Inc.	2,196	198,562
NextEra Energy, Inc.	140,033	9,365,407
NRG Energy, Inc.	13,803	1,512,533
OGE Energy Corp.	13,878	629,784
Otter Tail Corp.	2,546	202,102
PG&E Corp.	149,195	2,464,701
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	7,500	$ 713,850
Portland General Electric Co.	7,308	307,813
PPL Corp.	50,123	1,829,490
Southern Co.	74,256	6,823,384
TXNM Energy, Inc.	6,569	349,471
Xcel Energy, Inc.	38,852	2,746,836
		55,276,121
Electrical Equipment — 0.8%
Acuity, Inc.	2,076	505,734
Allient, Inc.	976	20,838
American Superconductor Corp.(a)(b)	2,381	47,263
AMETEK, Inc.	15,668	2,656,979
Array Technologies, Inc.(a)	9,308	44,492
Atkore, Inc.	2,278	145,496
Blink Charging Co.(a)(b)	2,352	1,722
Bloom Energy Corp., Class A(a)(b)	13,749	251,882
ChargePoint Holdings, Inc., Class A(a)(b)	18,288	11,390
Eaton Corp. PLC	26,939	7,930,033
Emerson Electric Co.	38,748	4,072,802
Energy Vault Holdings, Inc.(a)(b)	6,389	4,780
EnerSys	2,662	230,529
Enovix Corp.(a)(b)	9,039	60,561
Fluence Energy, Inc., Class A(a)(b)	3,874	15,845
FuelCell Energy, Inc.(a)(b)	1,047	4,293
GE Vernova, Inc.	18,549	6,878,340
Generac Holdings, Inc.(a)	3,967	453,745
GrafTech International Ltd.(a)	9,922	6,281
Hubbell, Inc.	3,745	1,360,109
Hyliion Holdings Corp.(a)(b)	5,934	8,960
LSI Industries, Inc.	2,248	33,922
NANO Nuclear Energy, Inc.(a)(b)	1,753	39,881
NEXTracker, Inc., Class A(a)	9,549	387,785
NuScale Power Corp., Class A(a)(b)	5,121	84,855
nVent Electric PLC	11,331	622,185
Plug Power, Inc.(a)(b)	45,938	40,086
Powell Industries, Inc.	657	120,303
Preformed Line Products Co.	83	11,402
Regal Rexnord Corp.	4,496	475,857
Rockwell Automation, Inc.	7,628	1,889,303
Sensata Technologies Holding PLC	9,360	200,304
SES AI Corp., Class A(a)(b)	9,902	8,900
Shoals Technologies Group, Inc., Class A(a)	10,860	39,205
Stem, Inc.(a)(b)	8,334	4,508
Sunrun, Inc.(a)(b)	13,791	95,020
Thermon Group Holdings, Inc.(a)	2,167	56,840
TPI Composites, Inc.(a)(b)	2,227	2,036
Vertiv Holdings Co., Class A	24,577	2,098,384
Vicor Corp.(a)	1,278	50,999
		30,973,849
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	10,730
Advanced Energy Industries, Inc.	2,357	229,595
Aeva Technologies, Inc.(a)	981	6,975
Amphenol Corp., Class A	80,860	6,222,177
Arlo Technologies, Inc.(a)	6,948	68,299
Arrow Electronics, Inc.(a)	3,648	406,241
Avnet, Inc.	6,268	294,533
Badger Meter, Inc.	1,969	434,795
Bel Fuse, Inc., Class B	688	45,250
Belden, Inc.	2,821	290,873
Benchmark Electronics, Inc.	2,953	96,061
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	9,106	$ 1,462,059
Climb Global Solutions, Inc.	377	39,736
Cognex Corp.	11,038	301,337
Coherent Corp.(a)	8,450	543,504
Corning, Inc.	51,907	2,303,633
Crane NXT Co.	3,098	145,358
CTS Corp.	1,973	75,132
Daktronics, Inc.(a)	1,753	22,246
ePlus, Inc.(a)	1,893	118,047
Evolv Technologies Holdings, Inc., Class A(a)(b)	6,676	29,308
Fabrinet(a)	2,392	490,503
FARO Technologies, Inc.(a)	883	25,969
Ingram Micro Holding Corp.	2,029	36,076
Insight Enterprises, Inc.(a)	1,886	260,796
IPG Photonics Corp.(a)	2,031	121,637
Itron, Inc.(a)(b)	3,200	356,128
Jabil, Inc.(b)	7,294	1,069,009
Keysight Technologies, Inc.(a)	11,715	1,703,361
Kimball Electronics, Inc.(a)	2,170	31,118
Knowles Corp.(a)	5,726	90,127
Lightwave Logic, Inc.(a)(b)	7,025	6,253
Littelfuse, Inc.	1,543	281,304
Methode Electronics, Inc.	2,506	15,713
MicroVision, Inc.(a)(b)	9,988	11,286
Mirion Technologies, Inc., Class A(a)	13,907	219,452
Napco Security Technologies, Inc.	2,262	51,687
nLight, Inc.(a)(b)	2,689	20,732
Novanta, Inc.(a)	2,557	303,925
OSI Systems, Inc.(a)	1,125	230,332
Ouster, Inc.(a)	3,812	28,323
PAR Technology Corp.(a)	2,535	148,044
PC Connection, Inc.	993	61,606
Plexus Corp.(a)	1,781	218,048
Powerfleet, Inc.(a)(b)	7,944	40,038
Rogers Corp.(a)	1,634	100,997
Sanmina Corp.(a)	3,539	271,760
ScanSource, Inc.(a)	1,707	56,314
SmartRent, Inc., Class A(a)(b)	7,900	7,529
TD SYNNEX Corp.	5,048	559,318
Teledyne Technologies, Inc.(a)	3,129	1,458,208
Trimble, Inc.(a)	16,321	1,014,187
TTM Technologies, Inc.(a)	7,528	150,711
Vishay Intertechnology, Inc.	7,799	101,309
Vishay Precision Group, Inc.(a)(b)	804	20,052
Vontier Corp.	10,086	320,836
Zebra Technologies Corp., Class A(a)	3,430	858,598
		23,887,175
Energy Equipment & Services — 0.3%
Archrock, Inc.	10,504	247,159
Aris Water Solutions, Inc., Class A	2,434	60,753
Atlas Energy Solutions, Inc.	5,027	68,015
Baker Hughes Co., Class A	68,341	2,419,271
Borr Drilling Ltd.(b)	13,940	23,698
Bristow Group, Inc.(a)	2,220	64,469
Cactus, Inc., Class A	4,818	182,795
ChampionX Corp.	12,007	289,729
Core Laboratories, Inc.	3,218	36,589
DMC Global, Inc.(a)(b)	948	6,153
Expro Group Holdings NV(a)(b)	5,586	46,196
Flowco Holdings, Inc., Class A(a)	2,578	49,807
Forum Energy Technologies, Inc.(a)	1,122	16,437
Halliburton Co.	60,789	1,204,838

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.(a)	9,071	$ 55,242
Helmerich & Payne, Inc.	6,046	114,209
Innovex International, Inc.(a)(b)	2,080	31,408
Kodiak Gas Services, Inc.	2,552	86,794
Liberty Energy, Inc., Class A	11,212	128,938
Nabors Industries Ltd.(a)	626	16,802
Noble Corp. PLC	8,883	193,116
NOV, Inc.	25,361	294,441
NPK International, Inc.(a)	8,823	50,997
Oceaneering International, Inc.(a)	6,547	116,209
Oil States International, Inc.(a)	1,169	4,103
Patterson-UTI Energy, Inc.	24,743	139,550
ProFrac Holding Corp., Class A(a)(b)	1,185	4,918
ProPetro Holding Corp.(a)	6,951	34,616
Ranger Energy Services, Inc., Class A	2,773	30,753
RPC, Inc.	4,947	23,399
Schlumberger NV	97,835	3,253,014
SEACOR Marine Holdings, Inc.(a)	1,945	9,492
Seadrill Ltd.(a)	4,582	94,114
Select Water Solutions, Inc., Class A	4,294	36,585
Solaris Energy Infrastructure, Inc., Class A	2,988	63,166
TechnipFMC PLC	29,217	823,043
TETRA Technologies, Inc.(a)	6,116	17,431
Tidewater, Inc.(a)	3,185	115,265
Transocean Ltd.(a)(b)	45,925	97,820
Valaris Ltd.(a)(b)	4,247	137,221
Weatherford International PLC	5,041	208,697
		10,897,252
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	60,849
Atlanta Braves Holdings, Inc., Class A(a)(b)	602	26,157
Atlanta Braves Holdings, Inc., Class C(a)(b)	4,373	174,308
Cinemark Holdings, Inc.	7,973	238,472
Electronic Arts, Inc.	17,903	2,597,546
Eventbrite, Inc., Class A(a)	4,028	8,539
IMAX Corp.(a)(b)	2,341	56,957
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	14,122	1,252,198
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	146,601
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	82,017
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	211,884
Lions Gate Entertainment Corp., Class A(a)	4,516	40,102
Lions Gate Entertainment Corp., Class B(a)	10,517	83,926
Live Nation Entertainment, Inc.(a)(b)	10,596	1,403,440
Madison Square Garden Entertainment Corp.(a)	2,969	96,314
Madison Square Garden Sports Corp., Class A(a)	1,153	222,033
Marcus Corp.	914	14,907
Netflix, Inc.(a)	29,143	32,981,716
Playstudios, Inc., Class A(a)	4,630	5,880
Playtika Holding Corp.	6,719	35,409
ROBLOX Corp., Class A(a)	35,924	2,408,704
Roku, Inc., Class A(a)(b)	8,558	583,485
Sphere Entertainment Co., Class A(a)	1,765	48,096
Spotify Technology SA(a)	10,011	6,146,554
Take-Two Interactive Software, Inc.(a)	11,767	2,745,477
TKO Group Holdings, Inc., Class A	5,288	861,468
Vivid Seats, Inc., Class A(a)(b)	2,759	7,753
Walt Disney Co.	124,113	11,288,077
Warner Bros Discovery, Inc., Class A(a)	162,924	1,412,551
		65,241,420
Financial Services — 4.7%
Affirm Holdings, Inc., Class A(a)	17,445	868,063
Security	Shares	Value
Financial Services (continued)
Alerus Financial Corp.	1,174	$ 23,339
Apollo Global Management, Inc.	35,682	4,869,879
AvidXchange Holdings, Inc.(a)	13,908	113,072
Banco Latinoamericano de Comercio Exterior SA	1,539	58,944
Berkshire Hathaway, Inc., Class B(a)	124,538	66,409,888
Block, Inc., Class A(a)	37,459	2,190,228
Burford Capital Ltd.	12,571	170,714
Cannae Holdings, Inc.	5,113	90,551
Cantaloupe, Inc.(a)	2,911	23,288
Cass Information Systems, Inc.	1,157	47,136
Compass Diversified Holdings	4,320	74,261
Corpay, Inc.(a)	4,541	1,477,505
Enact Holdings, Inc.	1,946	69,647
Equitable Holdings, Inc.	20,824	1,029,747
Essent Group Ltd.	7,255	413,027
Euronet Worldwide, Inc.(a)	2,667	264,300
EVERTEC, Inc.	4,185	142,039
Federal Agricultural Mortgage Corp., Class C	582	102,042
Fidelity National Information Services, Inc.	36,937	2,913,591
Fiserv, Inc.(a)	38,569	7,118,680
Flywire Corp.(a)	8,552	80,474
Global Payments, Inc.	17,752	1,354,655
HA Sustainable Infrastructure Capital, Inc.	7,807	195,019
International Money Express, Inc.(a)	2,474	30,727
Jack Henry & Associates, Inc.	4,774	827,955
Jackson Financial, Inc., Class A	4,909	382,460
Marqeta, Inc., Class A(a)	29,185	121,993
Mastercard, Inc., Class A	55,453	30,391,571
Merchants Bancorp	1,371	41,240
MGIC Investment Corp.	17,441	434,455
Mr. Cooper Group, Inc.(a)	4,283	509,720
NCR Atleos Corp.(a)	4,883	136,333
NewtekOne, Inc.	1,733	18,023
NMI Holdings, Inc., Class A(a)	6,695	242,158
Onity Group, Inc.(a)	1,190	44,637
Pagseguro Digital Ltd., Class A(a)	12,586	126,238
Payoneer Global, Inc.(a)	16,185	113,781
PayPal Holdings, Inc.(a)	67,956	4,474,223
Paysafe Ltd.(a)(b)	1,495	22,769
Paysign, Inc.(a)	967	2,321
PennyMac Financial Services, Inc., Class A	1,806	175,977
Priority Technology Holdings, Inc.(a)(b)	4,975	36,119
Radian Group, Inc.	10,749	343,323
Remitly Global, Inc.(a)	9,674	195,608
Repay Holdings Corp., Class A(a)	5,002	20,008
Rocket Cos., Inc., Class A(b)	10,635	137,298
Sezzle, Inc.(a)(b)	1,440	74,808
Shift4 Payments, Inc., Class A(a)(b)	4,201	343,642
StoneCo Ltd., Class A(a)	18,850	265,031
Toast, Inc., Class A(a)	30,750	1,094,085
UWM Holdings Corp., Class A	6,038	28,379
Visa, Inc., Class A	117,343	40,542,007
Voya Financial, Inc.	6,336	375,091
Walker & Dunlop, Inc.	2,542	194,565
Western Union Co.	18,554	183,870
WEX, Inc.(a)	2,798	364,775
		172,395,279
Food Products — 0.7%
Archer-Daniels-Midland Co.	32,076	1,531,629
B&G Foods, Inc.	4,306	29,668
Beyond Meat, Inc.(a)(b)	4,136	10,257
BRC, Inc., Class A(a)	2,764	6,302
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Bunge Global SA	8,991	$ 707,772
Calavo Growers, Inc.	1,112	30,713
Cal-Maine Foods, Inc.	2,884	269,279
Conagra Brands, Inc.	31,757	784,715
Darling Ingredients, Inc.(a)	10,957	352,706
Dole PLC	5,443	82,679
Flowers Foods, Inc.	12,222	214,985
Fresh Del Monte Produce, Inc.	2,317	78,801
Freshpet, Inc.(a)	3,000	220,620
General Mills, Inc.	38,112	2,162,475
Hain Celestial Group, Inc.(a)	6,528	19,845
Hershey Co.	9,812	1,640,468
Hormel Foods Corp.	19,935	596,057
Ingredion, Inc.	4,306	571,923
J & J Snack Foods Corp.	1,261	163,413
J.M. Smucker Co.	6,891	801,217
John B Sanfilippo & Son, Inc.	672	44,533
Kellanova	17,738	1,468,174
Kraft Heinz Co.	60,672	1,765,555
Lamb Weston Holdings, Inc.	9,510	502,223
Lancaster Colony Corp.	1,403	228,380
Limoneira Co.	1,461	21,959
McCormick & Co., Inc.	17,525	1,343,467
Mission Produce, Inc.(a)	5,481	57,414
Mondelez International, Inc., Class A	91,406	6,227,491
Pilgrim’s Pride Corp.	2,884	157,409
Post Holdings, Inc.(a)	3,560	402,885
Seaboard Corp.	12	31,032
Seneca Foods Corp., Class A(a)	161	14,440
Simply Good Foods Co.(a)	5,858	211,532
Smithfield Foods, Inc.	1,811	40,222
SunOpta, Inc.(a)	6,076	26,248
The Campbell’s Co.	13,186	480,762
TreeHouse Foods, Inc.(a)	3,444	80,211
Tyson Foods, Inc., Class A	18,983	1,162,519
Utz Brands, Inc., Class A	4,872	64,749
Vital Farms, Inc.(a)	2,416	82,724
Westrock Coffee Co.(a)(b)	2,383	13,821
WK Kellogg Co.	4,044	72,509
		24,775,783
Gas Utilities — 0.1%
Atmos Energy Corp.	10,343	1,661,396
Brookfield Infrastructure Corp., Class A	8,025	300,456
Chesapeake Utilities Corp.	1,503	197,900
MDU Resources Group, Inc.	13,381	229,350
National Fuel Gas Co.	6,236	478,800
New Jersey Resources Corp.	6,393	312,873
Northwest Natural Holding Co.	2,475	106,672
ONE Gas, Inc.	4,358	342,147
Southwest Gas Holdings, Inc.	4,276	308,770
Spire, Inc.	4,264	326,367
UGI Corp.	14,920	489,227
		4,753,958
Ground Transportation — 0.9%
ArcBest Corp.	1,534	89,770
Avis Budget Group, Inc.(a)	1,410	130,608
Covenant Logistics Group, Inc., Class A	1,756	34,944
CSX Corp.	132,494	3,719,107
FTAI Infrastructure, Inc.	7,753	33,493
Heartland Express, Inc.	3,436	26,114
Hertz Global Holdings, Inc.(a)(b)	8,951	61,046
Security	Shares	Value
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	5,443	$ 710,747
Knight-Swift Transportation Holdings, Inc.	10,545	413,048
Landstar System, Inc.	2,293	307,606
Lyft, Inc., Class A(a)	23,260	288,424
Marten Transport Ltd.	4,841	62,158
Norfolk Southern Corp.	15,530	3,479,496
Old Dominion Freight Line, Inc.	13,072	2,003,676
PAMT Corp.(a)(b)	886	12,377
Proficient Auto Logistics, Inc.(a)(b)	4,027	33,464
RXO, Inc.(a)	10,974	154,624
Ryder System, Inc.	2,907	400,207
Saia, Inc.(a)	1,765	430,660
Schneider National, Inc., Class B	3,106	66,748
Uber Technologies, Inc.(a)	138,489	11,218,994
U-Haul Holding Co.(a)(b)	504	30,941
U-Haul Holding Co., Series N	6,558	359,378
Union Pacific Corp.	41,495	8,948,812
Universal Logistics Holdings, Inc.	345	7,500
Werner Enterprises, Inc.	3,887	95,853
XPO, Inc.(a)(b)	7,873	835,483
		33,955,278
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	117,612	15,377,769
Accuray, Inc.(a)	6,907	10,706
Align Technology, Inc.(a)	5,270	913,291
Alphatec Holdings, Inc.(a)(b)	5,618	61,686
AngioDynamics, Inc.(a)	2,055	19,091
Artivion, Inc.(a)	2,287	54,179
AtriCure, Inc.(a)	3,211	96,041
Avanos Medical, Inc.(a)	2,746	34,462
Axogen, Inc.(a)	2,915	47,427
Baxter International, Inc.	34,552	1,076,986
Becton Dickinson & Co.	19,710	4,081,744
Bioventus, Inc., Class A(a)	3,134	22,910
Boston Scientific Corp.(a)	99,782	10,264,574
Ceribell, Inc.(a)	1,864	29,992
Cerus Corp.(a)	10,433	13,772
CONMED Corp.	1,948	95,666
Cooper Cos., Inc.(a)	13,658	1,115,449
CVRx, Inc.(a)	1,241	9,084
DENTSPLY SIRONA, Inc.	13,255	184,244
Dexcom, Inc.(a)	26,463	1,888,929
Edwards Lifesciences Corp.(a)	39,794	3,004,049
Embecta Corp.	3,199	38,996
Enovis Corp.(a)	3,332	115,254
Envista Holdings Corp.(a)(b)	13,642	219,363
GE HealthCare Technologies, Inc.(a)	31,160	2,191,483
Glaukos Corp.(a)	3,306	311,590
Globus Medical, Inc., Class A(a)(b)	7,618	546,744
Haemonetics Corp.(a)	3,309	208,533
Hologic, Inc.(a)	15,031	874,804
ICU Medical, Inc.(a)	1,458	199,148
IDEXX Laboratories, Inc.(a)	5,507	2,382,604
Inmode Ltd.(a)(b)	4,808	67,793
Inogen, Inc.(a)(b)	1,013	7,223
Inspire Medical Systems, Inc.(a)	1,997	316,285
Insulet Corp.(a)	4,807	1,212,758
Integer Holdings Corp.(a)(b)	2,278	287,734
Integra LifeSciences Holdings Corp.(a)	4,179	68,494
Intuitive Surgical, Inc.(a)	24,060	12,410,148
iRadimed Corp.	665	34,853
iRhythm Technologies, Inc.(a)	2,361	252,367

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc.(a)(b)	4,921	$ 513,457
LeMaitre Vascular, Inc.	1,369	124,223
LivaNova PLC(a)	3,277	121,249
Masimo Corp.(a)	2,954	475,476
Medtronic PLC	87,300	7,399,548
Merit Medical Systems, Inc.(a)	3,881	366,560
Neogen Corp.(a)	15,391	77,725
NeuroPace, Inc.(a)	2,986	34,906
Novocure Ltd.(a)	6,754	122,518
Omnicell, Inc.(a)	2,769	86,559
OraSure Technologies, Inc.(a)	4,522	13,521
Orthofix Medical, Inc.(a)	3,934	54,722
OrthoPediatrics Corp.(a)	1,412	29,398
Penumbra, Inc.(a)	2,511	735,321
PROCEPT BioRobotics Corp.(a)(b)	2,950	159,241
Pulmonx Corp.(a)(b)	2,572	12,423
Pulse Biosciences, Inc.(a)(b)	1,753	29,836
QuidelOrtho Corp.(a)	4,965	137,977
ResMed, Inc.	9,932	2,349,812
RxSight, Inc.(a)	2,600	38,272
Semler Scientific, Inc.(a)(b)	657	21,241
SI-BONE, Inc.(a)	2,624	35,818
Sight Sciences, Inc.(a)	7,043	21,481
Solventum Corp.(a)	9,379	620,139
STAAR Surgical Co.(a)	4,301	78,536
STERIS PLC	6,664	1,497,667
Stryker Corp.	24,629	9,209,276
Surmodics, Inc.(a)	823	23,052
Tactile Systems Technology, Inc.(a)(b)	1,111	15,687
Tandem Diabetes Care, Inc.(a)	4,223	71,158
Teleflex, Inc.	3,181	435,956
TransMedics Group, Inc.(a)(b)	2,113	194,417
Treace Medical Concepts, Inc.(a)	3,386	23,973
UFP Technologies, Inc.(a)	514	107,190
Utah Medical Products, Inc.	90	4,657
Varex Imaging Corp.(a)	2,011	16,732
Zimmer Biomet Holdings, Inc.	13,769	1,418,895
Zimvie, Inc.(a)	1,169	10,591
Zynex, Inc.(a)	2,679	4,447
		86,841,882
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)	5,801	135,743
AdaptHealth Corp.(a)	6,768	57,596
Addus HomeCare Corp.(a)	1,408	147,206
agilon health, Inc.(a)(b)	17,802	75,837
Alignment Healthcare, Inc.(a)	5,964	105,682
Amedisys, Inc.(a)	2,902	275,400
AMN Healthcare Services, Inc.(a)	2,547	52,035
Ardent Health Partners, Inc.(a)	2,578	32,818
Astrana Health, Inc.(a)	2,670	83,224
Aveanna Healthcare Holdings, Inc.(a)(b)	8,668	39,960
BrightSpring Health Services, Inc.(a)	3,408	59,742
Brookdale Senior Living, Inc.(a)	14,257	93,526
Cardinal Health, Inc.	16,389	2,315,602
Castle Biosciences, Inc.(a)	1,921	38,516
Cencora, Inc.	11,724	3,431,263
Centene Corp.(a)	34,297	2,052,675
Chemed Corp.	988	574,532
Cigna Group	18,382	6,250,615
Community Health Systems, Inc.(a)	5,422	14,802
Concentra Group Holdings Parent, Inc.	8,735	189,986
CorVel Corp.(a)	1,761	191,526
Security	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc.(a)	2,722	$ 36,883
CVS Health Corp.	85,939	5,732,991
DaVita, Inc.(a)	3,081	436,116
DocGo, Inc.(a)(b)	4,887	10,898
Elevance Health, Inc.	15,841	6,662,408
Encompass Health Corp.	6,434	752,714
Enhabit, Inc.(a)	3,056	24,417
Ensign Group, Inc.	3,610	465,654
Fulgent Genetics, Inc.(a)	1,533	26,598
GeneDx Holdings Corp., Class A(a)	822	54,951
Guardant Health, Inc.(a)	8,313	392,623
HCA Healthcare, Inc.	12,631	4,358,706
HealthEquity, Inc.(a)(b)	6,054	518,949
Henry Schein, Inc.(a)(b)	8,490	551,595
Hims & Hers Health, Inc.(a)(b)	13,220	437,582
Humana, Inc.	8,265	2,167,414
Innovage Holding Corp.(a)	978	3,061
Joint Corp.(a)	820	8,208
Labcorp Holdings, Inc.	5,577	1,344,113
LifeStance Health Group, Inc.(a)	6,871	45,142
McKesson Corp.	8,628	6,149,952
ModivCare, Inc.(a)(b)	878	1,045
Molina Healthcare, Inc.(a)	3,830	1,252,448
Nano-X Imaging Ltd.(a)(b)	2,926	14,718
National HealthCare Corp.	790	74,647
National Research Corp., Class A	1,109	12,598
NeoGenomics, Inc.(a)	8,616	55,099
OPKO Health, Inc.(a)(b)	22,404	30,918
Option Care Health, Inc.(a)	12,244	395,604
Owens & Minor, Inc.(a)	5,500	38,830
PACS Group, Inc.(a)	2,598	25,019
Pediatrix Medical Group, Inc.(a)	5,332	68,676
Pennant Group, Inc.(a)	2,548	65,280
Performant Healthcare, Inc.(a)	1,105	2,608
Premier, Inc., Class A	7,029	143,040
Privia Health Group, Inc.(a)	7,692	180,608
Progyny, Inc.(a)	5,002	114,246
Quest Diagnostics, Inc.	7,488	1,334,511
RadNet, Inc.(a)	4,160	217,901
Select Medical Holdings Corp.	7,600	138,624
Surgery Partners, Inc.(a)	5,815	127,639
Talkspace, Inc.(a)	11,686	35,876
Tenet Healthcare Corp.(a)	6,492	928,031
U.S. Physical Therapy, Inc.	849	60,372
UnitedHealth Group, Inc.	62,623	25,765,607
Universal Health Services, Inc., Class B	3,738	661,888
Viemed Healthcare, Inc.(a)	4,262	30,132
		78,175,226
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	11,717	851,357
American Healthcare REIT, Inc.	10,532	339,973
CareTrust REIT, Inc.	13,004	380,627
Community Healthcare Trust, Inc.	3,449	58,909
Diversified Healthcare Trust	14,315	32,352
Global Medical REIT, Inc.	3,155	24,420
Healthcare Realty Trust, Inc.	26,533	412,058
Healthpeak Properties, Inc.	47,098	840,228
LTC Properties, Inc.	2,807	100,687
Medical Properties Trust, Inc.	39,241	216,610
National Health Investors, Inc.	2,865	216,795
Omega Healthcare Investors, Inc.	18,127	707,859
Sabra Health Care REIT, Inc.	15,036	268,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Universal Health Realty Income Trust	517	$ 19,755
Ventas, Inc.	28,353	1,986,978
Welltower, Inc.	41,936	6,399,014
		12,856,015
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	98,267
Definitive Healthcare Corp., Class A(a)	2,101	5,715
Doximity, Inc., Class A(a)	8,635	491,159
Evolent Health, Inc., Class A(a)(b)	7,059	69,602
Health Catalyst, Inc.(a)	2,795	11,040
HealthStream, Inc.	1,619	54,447
OptimizeRx Corp.(a)	814	7,424
Phreesia, Inc.(a)	3,516	87,759
Schrodinger, Inc./United States(a)	3,581	91,781
Simulations Plus, Inc.	1,116	38,335
Teladoc Health, Inc.(a)(b)	10,028	72,101
Veeva Systems, Inc., Class A(a)	9,966	2,328,954
Waystar Holding Corp.(a)	5,353	198,971
		3,555,555
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	19,138	225,254
Braemar Hotels & Resorts, Inc.	3,646	6,818
Chatham Lodging Trust	2,016	13,850
DiamondRock Hospitality Co.	11,505	84,447
Host Hotels & Resorts, Inc.	47,121	665,349
Park Hotels & Resorts, Inc.	14,578	144,905
Pebblebrook Hotel Trust	7,963	72,065
RLJ Lodging Trust	11,744	82,325
Ryman Hospitality Properties, Inc.	4,030	354,438
Service Properties Trust	8,692	15,646
Summit Hotel Properties, Inc.	5,580	22,711
Sunstone Hotel Investors, Inc.	14,339	119,587
Xenia Hotels & Resorts, Inc.	7,531	80,431
		1,887,826
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A(a)	4,065	41,870
Airbnb, Inc., Class A(a)	29,323	3,575,060
Aramark	17,256	576,868
Biglari Holdings, Inc., Class B(a)	32	7,453
BJ’s Restaurants, Inc.(a)	1,084	36,086
Bloomin’ Brands, Inc.	5,912	47,414
Booking Holdings, Inc.	2,256	11,503,976
Boyd Gaming Corp.	4,023	278,150
Brinker International, Inc.(a)	2,824	379,263
Caesars Entertainment, Inc.(a)	14,584	394,643
Carnival Corp.(a)	69,039	1,266,175
Cava Group, Inc.(a)	5,069	468,528
Cheesecake Factory, Inc.	3,485	175,539
Chipotle Mexican Grill, Inc.(a)	93,445	4,720,841
Choice Hotels International, Inc.(b)	1,823	229,899
Churchill Downs, Inc.	4,570	413,174
Cracker Barrel Old Country Store, Inc.	1,446	61,744
Darden Restaurants, Inc.	7,860	1,577,030
Dave & Buster’s Entertainment, Inc.(a)	2,569	49,299
Denny’s Corp.(a)	3,384	12,487
Despegar.com Corp.(a)	4,656	90,606
Dine Brands Global, Inc.	887	17,660
Domino’s Pizza, Inc.	2,338	1,146,485
DoorDash, Inc., Class A(a)	23,925	4,614,893
DraftKings, Inc., Class A(a)	30,651	1,020,372
Dutch Bros, Inc., Class A(a)	7,324	437,536
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
El Pollo Loco Holdings, Inc.(a)	3,825	$ 35,764
Everi Holdings, Inc.(a)	7,728	108,578
Expedia Group, Inc.	8,342	1,309,110
First Watch Restaurant Group, Inc.(a)	3,681	65,006
Full House Resorts, Inc.(a)	2,239	7,232
Global Business Travel Group I, Class A(a)	9,219	61,860
Golden Entertainment, Inc.	2,423	62,271
Hilton Grand Vacations, Inc.(a)(b)	4,987	167,713
Hilton Worldwide Holdings, Inc.	16,293	3,673,746
Hyatt Hotels Corp., Class A	2,755	310,433
Inspired Entertainment, Inc.(a)	902	6,684
International Game Technology PLC	7,143	117,145
Jack in the Box, Inc.	1,529	39,815
Krispy Kreme, Inc.	6,214	25,477
Kura Sushi USA, Inc., Class A(a)(b)	372	21,903
Las Vegas Sands Corp.	23,500	861,745
Life Time Group Holdings, Inc.(a)	5,541	169,887
Light & Wonder, Inc., Class A(a)	6,045	516,122
Lindblad Expeditions Holdings, Inc.(a)	2,077	18,361
Marriott International, Inc., Class A	15,326	3,656,477
Marriott Vacations Worldwide Corp.	2,247	123,158
McDonald’s Corp.	49,009	15,665,727
MGM Resorts International(a)	15,380	483,855
Monarch Casino & Resort, Inc.	999	78,112
Norwegian Cruise Line Holdings Ltd.(a)	29,887	479,089
ONE Group Hospitality, Inc.(a)	2,463	7,414
Papa John’s International, Inc.	2,240	77,347
Penn Entertainment, Inc.(a)(b)	9,126	138,898
Planet Fitness, Inc., Class A(a)	5,744	543,325
PlayAGS, Inc.(a)	3,708	44,941
Portillo’s, Inc., Class A(a)(b)	3,505	36,242
Potbelly Corp.(a)	3,051	24,713
RCI Hospitality Holdings, Inc.	626	24,840
Red Rock Resorts, Inc., Class A	3,220	137,494
Royal Caribbean Cruises Ltd.	16,194	3,480,253
Rush Street Interactive, Inc., Class A(a)	6,170	74,842
Sabre Corp.(a)	32,773	77,672
Shake Shack, Inc., Class A(a)	2,633	231,019
Six Flags Entertainment Corp.	6,268	215,682
Starbucks Corp.	77,229	6,182,181
Super Group SGHC Ltd.	8,184	66,454
Sweetgreen, Inc., Class A(a)(b)	6,926	134,918
Target Hospitality Corp.(a)	2,076	14,117
Texas Roadhouse, Inc.	4,431	735,369
Travel & Leisure Co.	4,909	215,652
United Parks & Resorts, Inc.(a)(b)	2,683	117,113
Vail Resorts, Inc.	2,623	365,122
Wendy’s Co.	10,460	130,750
Wingstop, Inc.	1,965	518,544
Wyndham Hotels & Resorts, Inc.	5,246	447,484
Wynn Resorts Ltd.	6,962	559,118
Xponential Fitness, Inc., Class A(a)	1,307	10,940
Yum! Brands, Inc.	19,232	2,893,262
		78,714,027
Household Durables — 0.4%
Beazer Homes USA, Inc.(a)	2,424	47,413
Cavco Industries, Inc.(a)	512	252,851
Century Communities, Inc.	1,627	88,737
Champion Homes, Inc.(a)(b)	3,500	302,750
Cricut, Inc., Class A	2,865	14,268
D.R. Horton, Inc.	19,574	2,472,979
Dream Finders Homes, Inc., Class A(a)(b)	1,622	36,755

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Ethan Allen Interiors, Inc.	1,903	$ 54,102
Flexsteel Industries, Inc.	652	21,770
Garmin Ltd.	10,539	1,969,423
GoPro, Inc., Class A(a)(b)	8,298	4,780
Green Brick Partners, Inc.(a)	1,939	114,382
Hamilton Beach Brands Holding Co., Class A	1,383	27,383
Helen of Troy Ltd.(a)	1,416	39,450
Hovnanian Enterprises, Inc., Class A(a)	259	25,071
Installed Building Products, Inc.	1,664	275,941
iRobot Corp.(a)	1,749	4,285
KB Home	4,241	229,141
La-Z-Boy, Inc.	2,410	95,195
Legacy Housing Corp.(a)(b)	148	3,600
Leggett & Platt, Inc.	8,651	83,223
Lennar Corp., Class A	16,461	1,787,829
Lennar Corp., Class B	827	85,487
LGI Homes, Inc.(a)	1,213	66,242
Lovesac Co.(a)(b)	653	12,701
M/I Homes, Inc.(a)	1,640	174,955
Meritage Homes Corp.	4,608	313,989
Mohawk Industries, Inc.(a)	3,699	393,389
Newell Brands, Inc.	29,617	141,569
NVR, Inc.(a)	192	1,368,144
PulteGroup, Inc.	14,222	1,458,893
Purple Innovation, Inc.(a)(b)	3,669	2,483
SharkNinja, Inc.(a)	4,265	343,333
Sonos, Inc.(a)	7,986	73,551
Taylor Morrison Home Corp., Class A(a)	6,652	381,492
Tempur Sealy International, Inc.	11,377	694,680
Toll Brothers, Inc.	6,863	692,271
TopBuild Corp.(a)	1,957	578,802
Traeger, Inc.(a)	1,304	1,904
Tri Pointe Homes, Inc.(a)	6,084	187,083
Whirlpool Corp.	3,701	282,312
		15,204,608
Household Products — 1.0%
Central Garden & Pet Co.(a)	682	22,888
Central Garden & Pet Co., Class A(a)	3,323	98,261
Church & Dwight Co., Inc.	16,539	1,642,984
Clorox Co.	8,611	1,225,345
Colgate-Palmolive Co.	55,103	5,079,946
Energizer Holdings, Inc.	4,687	126,736
Kimberly-Clark Corp.	22,577	2,975,197
Oil-Dri Corp. of America	954	40,154
Procter & Gamble Co.	160,390	26,074,602
Reynolds Consumer Products, Inc.	3,870	89,010
Spectrum Brands Holdings, Inc.	2,078	131,122
WD-40 Co.	832	189,996
		37,696,241
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	48,596	485,960
Brookfield Renewable Corp.	9,918	282,266
Clearway Energy, Inc., Class A	1,844	50,433
Clearway Energy, Inc., Class C	6,100	178,974
Montauk Renewables, Inc.(a)	3,696	7,762
Ormat Technologies, Inc.	3,993	289,892
Sunnova Energy International, Inc.(a)	6,377	1,202
Vistra Corp.	23,035	2,986,027
		4,282,516
Security	Shares	Value
Industrial Conglomerates — 0.4%
3M Co.	37,051	$ 5,146,754
Brookfield Business Corp., Class A	1,503	39,424
Honeywell International, Inc.	44,400	9,346,200
		14,532,378
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	365,081
EastGroup Properties, Inc.	3,581	585,207
First Industrial Realty Trust, Inc.	8,452	402,146
Industrial Logistics Properties Trust	10,698	28,029
Innovative Industrial Properties, Inc.	1,807	98,138
Lineage, Inc.(b)	4,537	218,820
LXP Industrial Trust	18,394	145,129
Plymouth Industrial REIT, Inc.	2,651	39,420
Prologis, Inc.	63,150	6,453,930
Rexford Industrial Realty, Inc.	14,643	484,683
STAG Industrial, Inc.	11,547	381,397
Terreno Realty Corp.	6,721	378,594
		9,580,574
Insurance — 2.4%
Aflac, Inc.	38,393	4,172,551
Allstate Corp.	17,931	3,557,331
Ambac Financial Group, Inc.(a)	2,001	15,968
American Coastal Insurance Corp.	2,983	34,096
American Financial Group, Inc.	5,116	647,993
American International Group, Inc.	42,910	3,498,023
AMERISAFE, Inc.	1,410	65,551
Aon PLC, Class A	13,401	4,754,541
Arch Capital Group Ltd.	24,583	2,229,186
Arthur J Gallagher & Co.	16,756	5,373,482
Assurant, Inc.	3,656	704,657
Assured Guaranty Ltd.	3,483	305,564
Axis Capital Holdings Ltd.	5,995	577,438
Baldwin Insurance Group, Inc.(a)(b)	4,318	179,715
Bowhead Specialty Holdings, Inc.(a)	1,535	61,692
Brighthouse Financial, Inc.(a)	4,515	262,863
Brown & Brown, Inc.	16,033	1,773,250
Chubb Ltd.	27,546	7,880,360
Cincinnati Financial Corp.	10,286	1,431,914
CNA Financial Corp.	1,702	81,968
CNO Financial Group, Inc.	7,685	291,569
Crawford & Co., Class A	730	8,118
Employers Holdings, Inc.	798	38,775
Enstar Group Ltd.(a)	908	303,644
Everest Group Ltd.	2,888	1,036,301
F&G Annuities & Life, Inc.	1,150	40,032
Fidelis Insurance Holdings Ltd.	4,637	75,815
Fidelity National Financial, Inc., Class A	17,437	1,116,840
First American Financial Corp.	6,362	386,873
Genworth Financial, Inc., Class A(a)	14,365	98,544
Globe Life, Inc.	5,758	710,192
Goosehead Insurance, Inc., Class A	1,654	160,785
Greenlight Capital Re Ltd., Class A(a)	1,310	17,181
Hamilton Insurance Group Ltd., Class B(a)	3,783	69,985
Hanover Insurance Group, Inc.	2,331	387,179
Hartford Financial Services Group, Inc.	19,986	2,451,683
HCI Group, Inc.	694	101,532
Heritage Insurance Holdings, Inc.(a)	2,283	43,149
Hippo Holdings, Inc.(a)	930	21,502
Horace Mann Educators Corp.	1,576	65,467
Investors Title Co.	51	11,791
James River Group Holdings Ltd.	3,570	16,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Kemper Corp.	4,044	$ 239,081
Kinsale Capital Group, Inc.(b)	1,495	650,714
Lemonade, Inc.(a)(b)	3,392	99,114
Lincoln National Corp.	11,067	352,705
Loews Corp.	12,138	1,053,943
Maiden Holdings Ltd.(a)	15,200	21,280
Markel Group, Inc.(a)	860	1,563,996
Marsh & McLennan Cos., Inc.	33,573	7,569,704
MBIA, Inc.(a)	2,769	12,987
Mercury General Corp.	1,620	89,780
MetLife, Inc.	40,649	3,063,715
Old Republic International Corp.	16,811	632,094
Oscar Health, Inc., Class A(a)	15,347	199,664
Palomar Holdings, Inc.(a)	1,645	238,558
Primerica, Inc.	2,471	647,575
Principal Financial Group, Inc.	15,425	1,143,764
ProAssurance Corp.(a)	3,591	83,347
Progressive Corp.	39,729	11,193,248
Prudential Financial, Inc.	24,287	2,494,518
Reinsurance Group of America, Inc.	4,378	820,043
RenaissanceRe Holdings Ltd.	3,458	836,594
RLI Corp.	5,332	394,621
Root, Inc., Class A(a)	532	74,304
Ryan Specialty Holdings, Inc., Class A	7,076	463,549
Safety Insurance Group, Inc.	1,725	131,962
Selective Insurance Group, Inc.	4,243	370,117
Selectquote, Inc.(a)	8,469	26,847
SiriusPoint Ltd.(a)	4,652	78,154
Skyward Specialty Insurance Group, Inc.(a)	2,846	151,094
Stewart Information Services Corp.	2,366	154,926
Tiptree, Inc.	1,651	36,834
Travelers Cos., Inc.	15,457	4,082,657
Trupanion, Inc.(a)(b)	2,521	92,269
United Fire Group, Inc.	1,438	39,789
Universal Insurance Holdings, Inc.	1,090	26,422
Unum Group	12,403	963,217
W.R. Berkley Corp.	19,873	1,424,695
White Mountains Insurance Group Ltd.(b)	161	284,559
Willis Towers Watson PLC	6,845	2,106,891
		88,971,424
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	400,655	63,624,014
Alphabet, Inc., Class C	329,974	53,089,517
Angi, Inc., Class A(a)(b)	2,753	31,549
Bumble, Inc., Class A(a)	6,338	26,746
Cargurus, Inc., Class A(a)	6,510	182,020
Cars.com, Inc.(a)	4,460	51,914
EverQuote, Inc., Class A(a)	2,540	60,300
fuboTV, Inc.(a)(b)	21,357	64,071
Getty Images Holdings, Inc., Class A(a)(b)	12,015	22,949
Grindr, Inc.(a)(b)	2,746	60,330
IAC, Inc.(a)	5,244	183,225
Match Group, Inc.	17,006	504,398
MediaAlpha, Inc., Class A(a)	3,417	28,703
Meta Platforms, Inc., Class A	149,194	81,907,506
Nextdoor Holdings, Inc., Class A(a)	10,985	16,148
Outbrain, Inc.(a)	4,466	15,810
Pinterest, Inc., Class A(a)(b)	40,197	1,017,788
QuinStreet, Inc.(a)	3,026	53,016
Shutterstock, Inc.	1,395	22,264
TripAdvisor, Inc.(a)	7,461	92,889
Security	Shares	Value
Interactive Media & Services (continued)
TrueCar, Inc.(a)	5,805	$ 8,649
Trump Media & Technology Group Corp., Class A(a)(b)	5,092	124,958
Vimeo, Inc.(a)(b)	7,862	39,624
Yelp, Inc.(a)	4,499	157,825
Ziff Davis, Inc.(a)	3,041	89,801
ZipRecruiter, Inc., Class A(a)	5,115	26,393
ZoomInfo Technologies, Inc., Class A(a)	20,001	171,209
		201,673,616
IT Services — 1.3%
Accenture PLC, Class A	42,741	12,785,970
Akamai Technologies, Inc.(a)	9,908	798,387
Amdocs Ltd.	7,795	690,481
Applied Digital Corp.(a)(b)	13,606	61,771
ASGN, Inc.(a)(b)	3,190	160,712
Backblaze, Inc., Class A(a)	5,118	22,519
BigBear.ai Holdings, Inc.(a)(b)	11,531	39,321
BigCommerce Holdings, Inc., Series 1(a)	4,449	23,046
Cloudflare, Inc., Class A(a)	20,520	2,478,406
Cognizant Technology Solutions Corp., Class A	33,733	2,481,737
Couchbase, Inc.(a)(b)	2,430	42,865
DigitalOcean Holdings, Inc.(a)	4,788	147,949
DXC Technology Co.(a)	13,047	202,489
EPAM Systems, Inc.(a)	3,704	581,195
Fastly, Inc., Class A(a)(b)	7,006	40,285
Gartner, Inc.(a)	5,176	2,179,510
Globant SA(a)	2,826	332,253
GoDaddy, Inc., Class A(a)	9,501	1,789,323
Grid Dynamics Holdings, Inc., Class A(a)	3,516	49,787
Hackett Group, Inc.	1,720	43,929
Information Services Group, Inc.	4,090	15,869
International Business Machines Corp.	62,434	15,097,790
Kyndryl Holdings, Inc.(a)	15,918	516,062
MongoDB, Inc., Class A(a)	4,838	832,958
Okta, Inc., Class A(a)	11,090	1,243,854
Rackspace Technology, Inc.(a)(b)	2,884	3,922
Snowflake, Inc., Class A(a)(b)	21,355	3,405,909
Tucows, Inc., Class A(a)(b)	474	7,707
Twilio, Inc., Class A(a)	10,337	999,691
Unisys Corp.(a)	3,469	13,772
VeriSign, Inc.(a)	5,607	1,581,847
		48,671,316
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	1,776	117,607
AMMO, Inc.(a)(b)	3,293	6,487
Brunswick Corp.	4,560	209,988
Clarus Corp.	1,492	4,909
Funko, Inc., Class A(a)	2,563	10,278
Hasbro, Inc.	9,488	587,307
JAKKS Pacific, Inc.	934	18,017
Johnson Outdoors, Inc., Class A	138	3,150
Latham Group, Inc.(a)(b)	2,161	11,810
Malibu Boats, Inc., Class A(a)	1,332	38,042
MasterCraft Boat Holdings, Inc.(a)	1,420	23,345
Mattel, Inc.(a)(b)	22,495	357,446
Peloton Interactive, Inc., Class A(a)	24,496	168,777
Polaris, Inc.	3,366	114,309
Smith & Wesson Brands, Inc.	2,956	28,171
Sturm Ruger & Co., Inc.	1,052	42,774

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Topgolf Callaway Brands Corp.(a)	9,369	$ 61,929
YETI Holdings, Inc.(a)	5,240	149,602
		1,953,948
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)	8,120	67,152
Adaptive Biotechnologies Corp.(a)	6,063	44,624
Agilent Technologies, Inc.	19,437	2,091,421
Akoya Biosciences, Inc.(a)(b)	2,119	2,543
Avantor, Inc.(a)(b)	44,960	584,030
Azenta, Inc.(a)(b)	3,837	101,067
BioLife Solutions, Inc.(a)	2,281	54,995
Bio-Rad Laboratories, Inc., Class A(a)	1,328	324,138
Bio-Techne Corp.	10,430	525,150
Bruker Corp.	7,063	282,944
Charles River Laboratories International, Inc.(a)	3,620	429,404
Codexis, Inc.(a)	3,610	8,303
CryoPort, Inc.(a)	2,296	12,812
Cytek Biosciences, Inc.(a)	7,712	28,612
Danaher Corp.	44,022	8,774,905
Fortrea Holdings, Inc.(a)	5,591	34,832
Harvard Bioscience, Inc.(a)	6,160	2,195
Illumina, Inc.(a)	10,737	833,191
IQVIA Holdings, Inc.(a)(b)	12,292	1,906,120
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	13,372
MaxCyte, Inc.(a)	6,350	18,034
Medpace Holdings, Inc.(a)	1,760	542,766
Mesa Laboratories, Inc.	342	39,416
Mettler-Toledo International, Inc.(a)	1,404	1,503,080
Niagen Bioscience, Inc.(a)	6,262	49,157
OmniAb, Inc.(a)(b)	10,048	17,082
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	17,641
QIAGEN NV	14,926	638,086
Quanterix Corp.(a)	3,148	18,132
Quantum-Si, Inc., Class A(a)(b)	7,468	8,514
Repligen Corp.(a)	3,794	523,534
Revvity, Inc.	8,274	773,040
Sotera Health Co.(a)	8,719	100,269
Standard BioTools, Inc.(a)	23,888	26,516
Thermo Fisher Scientific, Inc.	26,024	11,164,296
Waters Corp.(a)	3,982	1,384,661
West Pharmaceutical Services, Inc.	4,879	1,030,884
		33,976,918
Machinery — 1.8%
3D Systems Corp.(a)	7,065	13,000
AGCO Corp.	4,160	352,893
Alamo Group, Inc.	698	116,552
Albany International Corp., Class A	2,042	134,282
Allison Transmission Holdings, Inc.	5,893	543,570
Astec Industries, Inc.	1,273	46,121
Atmus Filtration Technologies, Inc.	5,919	205,212
Blue Bird Corp.(a)(b)	3,089	107,713
Caterpillar, Inc.	32,942	10,187,972
Chart Industries, Inc.(a)(b)	2,842	383,613
CNH Industrial NV	59,013	682,780
Columbus McKinnon Corp.	1,466	21,770
Commercial Vehicle Group, Inc.(a)	2,785	2,675
Crane Co.	3,344	538,317
Cummins, Inc.	9,288	2,729,186
Deere & Co.(b)	16,994	7,877,739
Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	7,903	$ 519,464
Douglas Dynamics, Inc.	1,306	31,318
Dover Corp.	9,403	1,604,622
Energy Recovery, Inc.(a)	3,940	60,873
Enerpac Tool Group Corp., Class A	3,599	145,292
Enpro, Inc.	1,612	240,833
Esab Corp.	3,969	476,756
ESCO Technologies, Inc.	1,757	274,883
Federal Signal Corp.	4,147	337,690
Flowserve Corp.	9,048	409,241
Fortive Corp.	23,560	1,641,896
Franklin Electric Co., Inc.	2,913	247,489
Gates Industrial Corp. PLC(a)	16,092	304,461
Gorman-Rupp Co.	1,213	43,498
Graco, Inc.	11,538	941,616
Graham Corp.(a)	870	26,518
Greenbrier Cos., Inc.	2,191	92,942
Helios Technologies, Inc.	1,936	52,775
Hillenbrand, Inc.	4,517	91,379
Hillman Solutions Corp.(a)	12,662	88,507
Hyster-Yale, Inc., Class A	682	26,209
IDEX Corp.	5,511	958,749
Illinois Tool Works, Inc.	20,207	4,847,861
Ingersoll Rand, Inc.	27,131	2,046,491
ITT, Inc.	5,510	754,980
JBT Marel Corp.	3,113	327,674
Kadant, Inc.	797	235,115
Kennametal, Inc.	4,869	94,848
Lincoln Electric Holdings, Inc.	3,751	660,926
Lindsay Corp.	692	89,310
Luxfer Holdings PLC	2,208	23,758
Manitowoc Co., Inc.(a)	2,189	17,249
Mayville Engineering Co., Inc.(a)	1,707	21,816
Middleby Corp.(a)	3,646	486,194
Miller Industries, Inc.	1,094	44,646
Mueller Industries, Inc.	7,460	548,758
Mueller Water Products, Inc., Class A	10,406	273,054
Nordson Corp.	3,755	711,835
Omega Flex, Inc.	130	3,895
Oshkosh Corp.	4,238	354,975
Otis Worldwide Corp.	27,235	2,621,914
PACCAR, Inc.	34,924	3,150,494
Parker-Hannifin Corp.	8,779	5,311,822
Park-Ohio Holdings Corp.	1,119	22,279
Pentair PLC	10,896	988,594
Proto Labs, Inc.(a)	1,922	67,578
RBC Bearings, Inc.(a)	1,931	634,469
REV Group, Inc.	2,888	94,438
Shyft Group, Inc.	1,974	16,700
Snap-on, Inc.	3,510	1,101,473
SPX Technologies, Inc.(a)	2,895	388,364
Standex International Corp.	780	110,308
Stanley Black & Decker, Inc.	10,268	616,285
Tennant Co.	1,312	94,674
Terex Corp.	4,498	158,330
Timken Co.	4,100	263,425
Titan International, Inc.(a)	2,632	19,345
Toro Co.	6,851	467,786
Trinity Industries, Inc.	5,760	144,576
Wabash National Corp.	3,518	24,309
Watts Water Technologies, Inc., Class A	1,707	354,629
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	11,814	$ 2,182,518
Worthington Enterprises, Inc.	1,931	97,767
Xylem, Inc.	16,325	1,968,305
		65,004,173
Marine Transportation — 0.0%
Costamare, Inc.	3,080	28,736
Genco Shipping & Trading Ltd.	2,396	31,052
Golden Ocean Group Ltd.	11,583	89,421
Himalaya Shipping Ltd.(b)	5,534	28,887
Kirby Corp.(a)	3,877	373,627
Matson, Inc.	2,099	228,980
Safe Bulkers, Inc.	7,287	24,703
		805,406
Media — 0.5%
Advantage Solutions, Inc., Class A(a)	3,751	5,026
AMC Networks, Inc., Class A(a)	2,229	14,266
Boston Omaha Corp., Class A(a)	863	13,402
Cable One, Inc.	350	93,545
Cardlytics, Inc.(a)(b)	1,891	2,723
Charter Communications, Inc., Class A(a)(b)	6,231	2,441,680
Clear Channel Outdoor Holdings, Inc.(a)(b)	18,038	17,753
Comcast Corp., Class A	256,452	8,770,658
EchoStar Corp., Class A(a)(b)	7,935	178,379
Entravision Communications Corp., Class A	1,689	3,091
EW Scripps Co., Class A(a)	2,946	5,921
Fox Corp., Class A	14,858	739,780
Fox Corp., Class B	8,564	395,999
Gannett Co., Inc.(a)	7,997	25,590
Gray Media, Inc.	6,043	20,244
Ibotta, Inc., Class A(a)(b)	1,173	57,242
iHeartMedia, Inc., Class A(a)	7,236	7,453
Integral Ad Science Holding Corp.(a)	6,266	44,301
Interpublic Group of Cos., Inc.	25,657	644,504
John Wiley & Sons, Inc., Class A	2,734	119,312
Liberty Broadband Corp., Class A(a)	1,051	93,592
Liberty Broadband Corp., Class C(a)	7,749	700,432
Magnite, Inc.(a)(b)	8,306	98,758
National CineMedia, Inc.	7,897	45,250
New York Times Co., Class A	11,013	573,337
News Corp., Class A	24,095	653,456
News Corp., Class B	8,912	280,015
Nexstar Media Group, Inc., Class A	1,948	291,538
Omnicom Group, Inc.	13,023	991,832
Paramount Global, Class A	584	13,233
Paramount Global, Class B	40,107	470,856
PubMatic, Inc., Class A(a)	2,634	25,734
Scholastic Corp.	1,648	29,713
Sinclair, Inc.	2,203	31,723
Sirius XM Holdings, Inc.	14,902	319,201
Stagwell, Inc., Class A(a)	3,725	20,786
TechTarget, Inc.(a)	1,792	14,282
TEGNA, Inc.	13,709	222,497
Thryv Holdings, Inc.(a)(b)	1,791	24,537
Trade Desk, Inc., Class A(a)	30,006	1,609,222
WideOpenWest, Inc.(a)	3,478	15,234
		20,126,097
Metals & Mining — 0.5%
Alcoa Corp.	16,674	409,013
Alpha Metallurgical Resources, Inc.(a)	727	88,221
ATI, Inc.(a)	8,327	452,822
Carpenter Technology Corp.(b)	3,137	613,629
Security	Shares	Value
Metals & Mining (continued)
Century Aluminum Co.(a)	4,543	$ 74,551
Cleveland-Cliffs, Inc.(a)(b)	30,013	247,307
Coeur Mining, Inc.(a)	42,396	235,298
Commercial Metals Co.	7,607	338,816
Compass Minerals International, Inc.	2,480	33,331
Constellium SE(a)	9,126	92,264
Dakota Gold Corp.(a)	6,771	18,282
Freeport-McMoRan, Inc.	97,137	3,499,846
Hecla Mining Co.	37,783	216,119
i-80 Gold Corp.(a)(b)	15,619	9,593
Ivanhoe Electric, Inc.(a)(b)	3,722	23,449
Kaiser Aluminum Corp.	1,048	67,554
Lifezone Metals Ltd.(a)(b)	5,680	20,334
MAC Copper Ltd.(a)(b)	3,236	29,092
Materion Corp.	1,409	116,961
Metallus, Inc.(a)	2,945	37,254
MP Materials Corp., Class A(a)(b)	9,877	241,591
Newmont Corp.	77,943	4,106,037
Novagold Resources, Inc.(a)	16,803	71,077
Nucor Corp.	15,959	1,905,026
Olympic Steel, Inc.	384	12,384
Perpetua Resources Corp.(a)	1,715	25,262
Piedmont Lithium, Inc.(a)(b)	1,121	8,385
Radius Recycling, Inc., Class A	1,945	57,047
Ramaco Resources, Inc., Class A	1,470	14,818
Ramaco Resources, Inc., Class B	342	3,136
Reliance, Inc.	3,596	1,036,475
Royal Gold, Inc.	4,392	802,462
Ryerson Holding Corp.	2,155	50,384
Southern Copper Corp.	6,265	560,843
SSR Mining, Inc.(a)	12,355	131,457
Steel Dynamics, Inc.	9,754	1,265,191
SunCoke Energy, Inc.	5,143	46,596
Tredegar Corp.(a)	2,663	20,691
U.S. Steel Corp.	15,417	673,877
Warrior Met Coal, Inc.	3,308	158,189
Worthington Steel, Inc.	1,931	49,549
		17,864,213
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	1,378	7,593
AGNC Investment Corp.	57,832	510,657
Angel Oak Mortgage REIT, Inc.	1,604	15,158
Annaly Capital Management, Inc.	37,482	734,647
Apollo Commercial Real Estate Finance, Inc.	11,046	103,501
Arbor Realty Trust, Inc.	10,209	117,710
Ares Commercial Real Estate Corp., Class C	2,603	10,594
ARMOUR Residential REIT, Inc.	3,020	49,739
Blackstone Mortgage Trust, Inc., Class A	11,316	215,570
BrightSpire Capital, Inc., Class A	5,031	25,205
Chimera Investment Corp.	7,278	89,811
Claros Mortgage Trust, Inc.	6,855	16,863
Dynex Capital, Inc.	9,622	118,639
Ellington Financial, Inc.	5,436	70,831
Franklin BSP Realty Trust, Inc.	5,397	61,418
Granite Point Mortgage Trust, Inc.	1,933	3,808
Invesco Mortgage Capital, Inc.	3,079	22,569
KKR Real Estate Finance Trust, Inc.	4,580	42,365
Ladder Capital Corp., Class A	6,531	68,184
MFA Financial, Inc.	6,287	61,738
New York Mortgage Trust, Inc.	4,414	25,910
Orchid Island Capital, Inc.	11,723	83,819
PennyMac Mortgage Investment Trust	5,334	68,489

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ready Capital Corp.	9,961	$ 44,326
Redwood Trust, Inc.	6,308	39,173
Rithm Capital Corp.	33,875	378,722
Starwood Property Trust, Inc.	21,562	413,775
Sunrise Realty Trust, Inc.	459	4,939
TPG RE Finance Trust, Inc.	3,418	26,114
Two Harbors Investment Corp.	7,086	84,111
		3,515,978
Multi-Utilities — 0.6%
Ameren Corp.	17,805	1,766,968
Avista Corp.	4,679	194,038
Black Hills Corp.	5,780	352,002
CenterPoint Energy, Inc.	43,574	1,689,800
CMS Energy Corp.	19,890	1,464,899
Consolidated Edison, Inc.	23,549	2,655,150
Dominion Energy, Inc.	57,214	3,111,297
DTE Energy Co.	13,960	1,912,520
NiSource, Inc.	30,551	1,194,850
Northwestern Energy Group, Inc.	6,253	364,112
Public Service Enterprise Group, Inc.	34,135	2,728,411
Sempra	42,942	3,189,302
Unitil Corp.	767	44,992
WEC Energy Group, Inc.	21,577	2,363,113
		23,031,454
Office REITs — 0.1%
Brandywine Realty Trust	10,235	40,531
BXP, Inc.	10,424	664,322
City Office REIT, Inc.	1,953	9,921
COPT Defense Properties	7,249	189,271
Cousins Properties, Inc.	12,093	333,041
Douglas Emmett, Inc.	11,576	160,096
Easterly Government Properties, Inc.	2,498	50,385
Highwoods Properties, Inc.	7,001	199,108
Hudson Pacific Properties, Inc.	8,569	17,566
JBG SMITH Properties	5,715	79,896
Kilroy Realty Corp.	7,474	235,506
NET Lease Office Properties(a)	892	26,965
Orion Properties, Inc.	3,175	5,810
Paramount Group, Inc.	10,176	43,655
Peakstone Realty Trust	1,886	21,708
Piedmont Office Realty Trust, Inc., Class A	6,483	38,315
Postal Realty Trust, Inc., Class A	1,151	15,239
SL Green Realty Corp.	5,014	263,787
Vornado Realty Trust	11,598	409,177
		2,804,299
Oil, Gas & Consumable Fuels — 3.0%
Amplify Energy Corp.(a)	3,056	7,946
Antero Midstream Corp.	23,105	382,388
Antero Resources Corp.(a)	19,448	677,374
APA Corp.	23,662	367,707
Ardmore Shipping Corp.	2,633	25,119
Berry Corp.	4,825	11,966
California Resources Corp.	4,705	162,370
Centrus Energy Corp., Class A(a)(b)	1,066	73,863
Cheniere Energy, Inc.	15,222	3,517,956
Chevron Corp.	111,380	15,154,363
Chord Energy Corp.	4,263	384,651
Civitas Resources, Inc.	6,747	183,856
Clean Energy Fuels Corp.(a)(b)	11,389	16,514
CNX Resources Corp.(a)	9,931	292,269
Comstock Resources, Inc.(a)	5,948	108,670
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	88,442	$ 7,881,951
Core Natural Resources, Inc.	3,911	282,413
Coterra Energy, Inc.	49,633	1,218,987
Crescent Energy Co., Class A	12,377	102,482
CVR Energy, Inc.	1,753	33,062
Delek U.S. Holdings, Inc.	4,418	57,522
Devon Energy Corp.	42,009	1,277,494
DHT Holdings, Inc.	8,078	86,354
Diamondback Energy, Inc.	12,785	1,687,748
Diversified Energy Co. PLC	3,413	42,355
Dorian LPG Ltd.	2,259	48,388
DT Midstream, Inc.(a)	6,752	656,294
Empire Petroleum Corp.(a)(b)	2,087	9,579
Encore Energy Corp.(a)(b)	10,541	15,917
Energy Fuels, Inc./Canada(a)(b)	11,976	54,132
EOG Resources, Inc.	38,000	4,192,540
EQT Corp.	39,845	1,969,937
Excelerate Energy, Inc., Class A	1,997	51,083
Expand Energy Corp.	15,880	1,649,932
Exxon Mobil Corp.	299,115	31,595,517
FLEX LNG Ltd.(a)	1,825	43,052
FutureFuel Corp.	1,697	6,975
Golar LNG Ltd.	6,652	282,743
Granite Ridge Resources, Inc.	5,252	25,262
Green Plains, Inc.(a)	1,196	4,282
Gulfport Energy Corp.(a)	980	169,050
Hallador Energy Co.(a)	1,749	24,600
Hess Corp.	18,929	2,442,787
HF Sinclair Corp.	10,934	328,785
HighPeak Energy, Inc.(b)	727	5,823
International Seaways, Inc.	2,882	97,873
Kinder Morgan, Inc.	132,038	3,472,599
Kinetik Holdings, Inc., Class A	2,472	102,192
Kosmos Energy Ltd.(a)(b)	30,237	46,565
Magnolia Oil & Gas Corp., Class A	11,073	227,329
Marathon Petroleum Corp.	22,078	3,033,738
Matador Resources Co.	7,435	293,980
Murphy Oil Corp.	9,297	190,867
NACCO Industries, Inc., Class A	532	18,567
New Fortress Energy, Inc., Class A(b)	4,142	22,491
NextDecade Corp.(a)(b)	8,405	62,869
Nordic American Tankers Ltd.	13,383	34,260
Northern Oil & Gas, Inc.	7,187	174,644
Occidental Petroleum Corp.	47,990	1,891,286
ONEOK, Inc.	42,363	3,480,544
Ovintiv, Inc.	17,522	588,389
Par Pacific Holdings, Inc.(a)	3,399	48,674
PBF Energy, Inc., Class A	7,629	131,066
Peabody Energy Corp.	8,602	106,149
Permian Resources Corp., Class A	43,334	511,341
Phillips 66	28,341	2,949,164
Range Resources Corp.	16,340	554,416
REX American Resources Corp.(a)	1,076	42,739
Riley Exploration Permian, Inc.	425	10,489
Ring Energy, Inc.(a)(b)	6,295	5,578
Sable Offshore Corp., Class A(a)(b)	3,606	67,288
SandRidge Energy, Inc.	1,890	17,218
Scorpio Tankers, Inc.	3,001	113,108
SFL Corp. Ltd.	11,434	93,987
Sitio Royalties Corp., Class A	4,769	80,882
SM Energy Co.	7,077	161,285
Talos Energy, Inc.(a)	7,922	54,503
Targa Resources Corp.	14,546	2,485,911
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp. Ltd.	4,449	$ 32,077
Teekay Tankers Ltd., Class A	1,541	65,600
Texas Pacific Land Corp.	1,271	1,638,154
Uranium Energy Corp.(a)(b)	25,123	131,896
Ur-Energy, Inc.(a)	28,320	21,314
VAALCO Energy, Inc.	8,384	27,416
Valero Energy Corp.	21,811	2,532,039
Viper Energy, Inc., Class A	8,630	348,048
Vital Energy, Inc.(a)	2,426	34,401
Vitesse Energy, Inc.	1,510	30,880
W&T Offshore, Inc.	7,555	8,688
Williams Cos., Inc.	82,892	4,854,984
World Kinect Corp.	4,001	100,385
		108,611,931
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	28,230
Louisiana-Pacific Corp.	4,046	349,210
Sylvamo Corp.	2,521	150,302
		527,742
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,181	362,173
Allegiant Travel Co.	932	43,739
American Airlines Group, Inc.(a)	44,102	438,815
Blade Air Mobility, Inc., Class A(a)	4,235	11,223
Delta Air Lines, Inc.	44,596	1,856,531
Frontier Group Holdings, Inc.(a)(b)	2,715	8,091
JetBlue Airways Corp.(a)	21,282	92,789
Joby Aviation, Inc., Class A(a)(b)	28,302	178,302
SkyWest, Inc.(a)	2,892	257,880
Southwest Airlines Co.	40,525	1,133,079
Sun Country Airlines Holdings, Inc.(a)	2,011	19,708
United Airlines Holdings, Inc.(a)	21,983	1,512,870
Wheels Up Experience, Inc., Class A(a)(b)	17,641	20,287
		5,935,487
Personal Care Products — 0.1%
Beauty Health Co., Class A(a)(b)	6,871	6,813
BellRing Brands, Inc.(a)	8,741	674,281
Coty, Inc., Class A(a)	25,648	129,522
Edgewell Personal Care Co.	3,579	109,338
elf Beauty, Inc.(a)	3,506	216,916
Estee Lauder Cos., Inc., Class A	15,781	946,229
Herbalife Ltd.(a)	6,918	49,810
Honest Co., Inc.(a)	9,280	44,451
Interparfums, Inc.	1,217	132,896
Kenvue, Inc.	130,810	3,087,116
Medifast, Inc.(a)	711	9,343
Nature’s Sunshine Products, Inc.(a)	255	3,142
Nu Skin Enterprises, Inc., Class A	3,335	21,111
Olaplex Holdings, Inc.(a)(b)	8,979	11,762
USANA Health Sciences, Inc.(a)	667	18,736
Waldencast PLC, Class A(a)	3,027	8,233
		5,469,699
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc., Class A(a)	11,827	90,595
Amphastar Pharmaceuticals, Inc.(a)	3,610	88,120
ANI Pharmaceuticals, Inc.(a)	1,440	101,981
Aquestive Therapeutics, Inc.(a)	7,440	21,762
Arvinas, Inc.(a)	4,655	44,781
Atea Pharmaceuticals, Inc.(a)	3,928	11,588
Avadel Pharmaceuticals PLC(a)(b)	6,470	57,518
Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)	2,571	$ 288,698
Bristol-Myers Squibb Co.	138,209	6,938,092
Cassava Sciences, Inc.(a)(b)	2,756	4,299
Collegium Pharmaceutical, Inc.(a)	1,943	52,451
Corcept Therapeutics, Inc.(a)	5,555	399,293
CorMedix, Inc.(a)(b)	4,992	45,876
Edgewise Therapeutics, Inc.(a)	4,396	72,094
Elanco Animal Health, Inc.(a)(b)	31,802	301,483
Eli Lilly & Co.	54,515	49,006,259
Enliven Therapeutics, Inc.(a)	2,827	53,543
Esperion Therapeutics, Inc.(a)	15,925	15,915
Evolus, Inc.(a)	4,724	53,854
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	16,348
Fulcrum Therapeutics, Inc.(a)(b)	5,883	22,650
Harmony Biosciences Holdings, Inc.(a)	2,403	70,816
Harrow, Inc.(a)(b)	1,688	41,812
Innoviva, Inc.(a)	4,370	81,675
Jazz Pharmaceuticals PLC(a)	3,923	458,834
Johnson & Johnson	164,059	25,644,062
LENZ Therapeutics, Inc.(a)(b)	1,314	37,469
Ligand Pharmaceuticals, Inc.(a)(b)	1,120	123,043
Liquidia Corp.(a)(b)	5,833	81,487
Merck & Co., Inc.	172,850	14,726,820
Mind Medicine MindMed, Inc.(a)	5,931	37,899
Neumora Therapeutics, Inc.(a)(b)	6,470	5,045
Nuvation Bio, Inc., Class A(a)(b)	9,777	21,998
Ocular Therapeutix, Inc.(a)(b)	12,098	100,413
Omeros Corp.(a)(b)	4,825	35,464
Organon & Co.	17,485	226,081
Pacira BioSciences, Inc.(a)	2,757	74,163
Perrigo Co. PLC	8,973	230,786
Pfizer, Inc.	386,397	9,431,951
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	13,466
Phibro Animal Health Corp., Class A	619	11,520
Pliant Therapeutics, Inc.(a)	3,836	6,099
Prestige Consumer Healthcare, Inc.(a)	3,378	274,395
Rapport Therapeutics, Inc.(a)	3,811	43,636
Royalty Pharma PLC, Class A	25,590	839,864
Scilex Holding Co., (Acquired 01/06/23, Cost: $38,933)(a)(e)	106	503
scPharmaceuticals, Inc.(a)	2,501	6,378
Septerna, Inc.(a)(b)	1,749	12,173
SIGA Technologies, Inc.	2,502	13,811
Supernus Pharmaceuticals, Inc.(a)	3,326	108,029
Tarsus Pharmaceuticals, Inc.(a)(b)	2,885	149,760
Terns Pharmaceuticals, Inc.(a)	3,157	10,418
Theravance Biopharma, Inc.(a)(b)	5,256	51,351
Third Harmonic Bio, Inc.(a)	1,258	6,504
Trevi Therapeutics, Inc.(a)	6,134	42,386
Ventyx Biosciences, Inc.(a)(b)	3,238	4,307
Viatris, Inc.	80,192	675,217
WaVe Life Sciences Ltd.(a)	9,433	72,823
Xeris Biopharma Holdings, Inc.(a)	12,064	55,132
Zevra Therapeutics, Inc.(a)	5,553	40,704
Zoetis, Inc., Class A	30,875	4,828,850
		116,384,344
Professional Services — 0.9%
Alight, Inc., Class A	30,678	156,765
Amentum Holdings, Inc.(a)	10,406	227,059
Asure Software, Inc.(a)	833	8,463
Automatic Data Processing, Inc.	27,939	8,398,463
Barrett Business Services, Inc.	1,308	53,052

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
BlackSky Technology, Inc., Class A(a)	2,704	$ 22,605
Booz Allen Hamilton Holding Corp., Class A	8,502	1,020,410
Broadridge Financial Solutions, Inc.	7,938	1,924,171
CACI International, Inc., Class A(a)(b)	1,538	704,204
CBIZ, Inc.(a)(b)	3,197	217,716
Clarivate PLC(a)	30,144	129,921
Concentrix Corp.	3,231	164,975
Conduent, Inc.(a)	11,206	23,645
CRA International, Inc.	456	73,963
CSG Systems International, Inc.	2,157	129,700
Dayforce, Inc.(a)	10,318	597,103
Dun & Bradstreet Holdings, Inc.	21,971	197,080
Equifax, Inc.	8,445	2,196,798
ExlService Holdings, Inc.(a)	10,597	513,743
Exponent, Inc.	3,516	276,639
First Advantage Corp.(a)(b)	5,027	70,881
Forrester Research, Inc.(a)	474	4,432
Franklin Covey Co.(a)	875	17,771
FTI Consulting, Inc.(a)	2,361	392,587
Genpact Ltd.	12,139	610,106
Heidrick & Struggles International, Inc.	1,059	41,322
Huron Consulting Group, Inc.(a)(b)	1,374	185,201
IBEX Holdings Ltd.(a)	997	24,965
ICF International, Inc.	1,207	102,547
Innodata, Inc.(a)(b)	2,252	85,171
Insperity, Inc.	2,314	150,433
Jacobs Solutions, Inc.	8,416	1,041,901
KBR, Inc.	9,356	494,090
Kelly Services, Inc., Class A	1,865	21,541
Kforce, Inc.	1,435	54,817
Korn Ferry	3,503	216,135
Legalzoom.com, Inc.(a)	9,589	70,191
Leidos Holdings, Inc.	9,014	1,326,681
ManpowerGroup, Inc.	2,953	127,186
Maximus, Inc.	4,014	268,777
NV5 Global, Inc.(a)	3,560	66,038
Parsons Corp.(a)	2,890	193,225
Paychex, Inc.	21,934	3,226,930
Paycom Software, Inc.	3,453	781,725
Paylocity Holding Corp.(a)	2,941	564,966
Planet Labs PBC, Class A(a)	19,769	65,040
Resolute Holdings Management, Inc.(a)	240	6,473
Resources Connection, Inc.	2,633	15,100
Robert Half, Inc.	6,974	308,948
Science Applications International Corp.	3,352	405,693
Spire Global, Inc.(a)(b)	3,429	32,198
SS&C Technologies Holdings, Inc.	14,406	1,089,094
TransUnion	12,902	1,070,350
TriNet Group, Inc.	2,005	157,052
TrueBlue, Inc.(a)	1,967	8,537
TTEC Holdings, Inc.	1,040	4,160
Upwork, Inc.(a)(b)	7,682	101,018
Verisk Analytics, Inc.	9,615	2,850,174
Verra Mobility Corp., Class A(a)	10,289	224,300
Willdan Group, Inc.(a)	1,378	54,018
WNS Holdings Ltd.(a)(b)	3,098	187,491
		33,755,740
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	21,912
CBRE Group, Inc., Class A(a)	20,928	2,556,983
Compass, Inc., Class A(a)	25,910	200,025
Security	Shares	Value
Real Estate Management & Development (continued)
CoStar Group, Inc.(a)	28,526	$ 2,115,773
Cushman & Wakefield PLC(a)	10,268	96,211
eXp World Holdings, Inc.	6,844	62,691
Forestar Group, Inc.(a)	1,192	22,958
FRP Holdings, Inc.(a)	372	9,890
Howard Hughes Holdings, Inc.(a)	2,191	145,767
Jones Lang LaSalle, Inc.(a)	3,141	714,295
Kennedy-Wilson Holdings, Inc.	8,538	54,643
Marcus & Millichap, Inc.	1,555	47,272
Newmark Group, Inc., Class A	9,252	101,679
Opendoor Technologies, Inc.(a)(b)	37,665	28,561
RE/MAX Holdings, Inc., Class A(a)	632	4,835
Real Brokerage, Inc.(a)(b)	8,923	39,350
Redfin Corp.(a)	8,534	81,158
RMR Group, Inc., Class A	541	7,942
Seaport Entertainment Group, Inc.(a)(b)	550	10,533
St. Joe Co.	2,076	87,856
Star Holdings(a)(b)	701	4,725
Stratus Properties, Inc.(a)	955	15,156
Tejon Ranch Co.(a)(b)	507	8,584
Zillow Group, Inc., Class A(a)	3,560	234,889
Zillow Group, Inc., Class C(a)	10,132	682,188
		7,355,876
Residential REITs — 0.4%
American Homes 4 Rent, Class A	23,215	868,009
Apartment Investment and Management Co., Class A	8,722	68,991
AvalonBay Communities, Inc.	9,817	2,061,374
BRT Apartments Corp.	1,270	19,647
Camden Property Trust	6,867	781,465
Centerspace	916	55,290
Clipper Realty, Inc.	393	1,415
Elme Communities	5,837	90,882
Equity LifeStyle Properties, Inc.	12,732	824,779
Equity Residential	26,060	1,830,975
Essex Property Trust, Inc.	4,289	1,197,274
Independence Realty Trust, Inc.	14,480	281,346
Invitation Homes, Inc.	42,490	1,452,733
Mid-America Apartment Communities, Inc.	7,780	1,242,077
NexPoint Residential Trust, Inc.	1,405	52,378
Sun Communities, Inc.	8,507	1,058,526
UDR, Inc.	23,253	973,836
UMH Properties, Inc.	3,850	68,029
Veris Residential, Inc.	4,759	73,860
		13,002,886
Retail REITs — 0.4%
Acadia Realty Trust	9,600	183,360
Agree Realty Corp.	7,136	553,825
Alexander’s, Inc.	94	19,402
Brixmor Property Group, Inc.	20,308	505,872
CBL & Associates Properties, Inc.	1,773	41,612
Curbline Properties Corp.	6,406	146,633
Federal Realty Investment Trust	5,622	528,580
Getty Realty Corp.	5,977	167,296
InvenTrust Properties Corp.	5,089	141,780
Kimco Realty Corp.	43,774	874,605
Kite Realty Group Trust	13,877	300,437
Macerich Co.	17,207	252,255
NETSTREIT Corp.	4,355	70,856
NNN REIT, Inc.	12,807	526,496
Phillips Edison & Co., Inc.	7,705	267,363
Realty Income Corp.	59,661	3,451,985
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	12,236	$ 883,194
Saul Centers, Inc.	796	26,029
Simon Property Group, Inc.	22,183	3,491,161
SITE Centers Corp.	3,203	37,924
Tanger, Inc.	7,151	225,328
Urban Edge Properties	11,668	210,841
Whitestone REIT	2,512	32,756
		12,939,590
Semiconductors & Semiconductor Equipment — 8.9%
ACM Research, Inc., Class A(a)	4,306	83,838
Advanced Micro Devices, Inc.(a)	109,883	10,697,110
Aehr Test Systems(a)(b)	1,691	14,424
Allegro MicroSystems, Inc.(a)	8,666	165,261
Alpha & Omega Semiconductor Ltd.(a)(b)	1,720	32,388
Ambarella, Inc.(a)	2,259	108,409
Amkor Technology, Inc.	7,508	131,015
Analog Devices, Inc.	33,784	6,585,177
Applied Materials, Inc.	55,560	8,373,447
Astera Labs, Inc.(a)	7,281	475,522
Axcelis Technologies, Inc.(a)(b)	1,979	96,931
Broadcom, Inc.	313,188	60,279,294
CEVA, Inc.(a)	1,470	38,529
Cirrus Logic, Inc.(a)	3,540	339,982
Cohu, Inc.(a)	3,237	51,792
Credo Technology Group Holding Ltd.(a)	9,558	411,472
Diodes, Inc.(a)	2,733	104,947
Enphase Energy, Inc.(a)	8,750	390,162
Entegris, Inc.	9,901	783,367
First Solar, Inc.(a)(b)	7,154	900,116
FormFactor, Inc.(a)	4,805	135,213
GLOBALFOUNDRIES, Inc.(a)	6,396	224,308
Ichor Holdings Ltd.(a)	2,288	45,257
Impinj, Inc.(a)(b)	1,444	133,036
indie Semiconductor, Inc., Class A(a)(b)	9,909	19,719
Intel Corp.	295,570	5,940,957
KLA Corp.	9,063	6,368,479
Kulicke & Soffa Industries, Inc.	3,436	110,742
Lam Research Corp.	87,901	6,299,865
Lattice Semiconductor Corp.(a)	9,208	450,547
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,260	441,975
Marvell Technology, Inc.	58,018	3,386,511
MaxLinear, Inc.(a)	4,731	47,263
Microchip Technology, Inc.	36,985	1,704,269
Micron Technology, Inc.	75,212	5,787,563
MKS Instruments, Inc.	4,734	332,043
Monolithic Power Systems, Inc.	3,191	1,892,582
Navitas Semiconductor Corp.(a)(b)	6,957	13,427
NVE Corp.	349	20,280
NVIDIA Corp.	1,593,516	173,565,763
ON Semiconductor Corp.(a)	28,674	1,138,358
Onto Innovation, Inc.(a)	3,247	396,036
PDF Solutions, Inc.(a)	1,754	32,186
Penguin Solutions, Inc.(a)	3,469	59,216
Photronics, Inc.(a)	3,827	69,919
Power Integrations, Inc.	4,332	212,788
Qorvo, Inc.(a)	6,183	443,136
QUALCOMM, Inc.	76,125	11,301,517
Rambus, Inc.(a)	7,321	357,191
Rigetti Computing, Inc.(a)(b)	10,722	95,104
Semtech Corp.(a)	5,077	158,656
Silicon Laboratories, Inc.(a)	2,008	204,334
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.(a)	1,330	$ 195,324
SkyWater Technology, Inc.(a)	811	5,750
Skyworks Solutions, Inc.	10,864	698,338
Synaptics, Inc.(a)	2,754	153,288
Teradyne, Inc.	10,589	785,810
Texas Instruments, Inc.	61,981	9,920,059
Ultra Clean Holdings, Inc.(a)	2,740	51,252
Universal Display Corp.	3,317	416,715
Veeco Instruments, Inc.(a)	4,264	79,737
Wolfspeed, Inc.(a)(b)	15,098	53,598
		323,811,294
Software — 10.3%
8x8, Inc.(a)	6,460	11,434
A10 Networks, Inc.	4,857	80,043
ACI Worldwide, Inc.(a)	6,881	367,170
Adeia, Inc.	7,863	96,794
Adobe, Inc.(a)	29,672	11,126,407
Agilysys, Inc.(a)	1,390	103,347
Alarm.com Holdings, Inc.(a)	2,898	155,333
Alkami Technology, Inc.(a)(b)	3,958	105,639
Amplitude, Inc., Class A(a)	3,549	32,615
ANSYS, Inc.(a)	6,025	1,939,327
Appfolio, Inc., Class A(a)	1,549	319,899
Appian Corp., Class A(a)	2,774	86,133
AppLovin Corp., Class A(a)	17,854	4,808,261
Arteris, Inc.(a)	4,902	32,647
Asana, Inc., Class A(a)	4,988	80,506
Atlassian Corp., Class A(a)	10,892	2,486,753
Aurora Innovation, Inc., Class A(a)(b)	67,381	487,838
Autodesk, Inc.(a)	14,762	4,048,478
AvePoint, Inc., Class A(a)	8,422	137,700
Bentley Systems, Inc., Class B	9,702	417,089
Bill Holdings, Inc.(a)	6,567	299,258
Bit Digital, Inc.(a)	7,119	13,811
Blackbaud, Inc.(a)	2,852	172,660
Blackline, Inc.(a)	3,699	174,704
Blend Labs, Inc., Class A(a)	18,420	61,707
Box, Inc., Class A(a)	9,468	295,591
Braze, Inc., Class A(a)	4,951	154,125
C3.ai, Inc., Class A(a)	7,563	166,462
Cadence Design Systems, Inc.(a)	18,596	5,536,773
CCC Intelligent Solutions Holdings, Inc.(a)(b)	30,508	282,504
Cerence, Inc.(a)	2,169	19,651
Cipher Mining, Inc.(a)(b)	11,647	33,194
Cleanspark, Inc.(a)(b)	17,985	146,937
Clear Secure, Inc., Class A	6,357	156,891
Clearwater Analytics Holdings, Inc., Class A(a)(b)	14,964	340,281
CommVault Systems, Inc.(a)	2,946	492,365
Confluent, Inc., Class A(a)	16,926	403,008
Consensus Cloud Solutions, Inc.(a)	1,250	24,825
Core Scientific, Inc.(a)	11,580	93,798
Crowdstrike Holdings, Inc., Class A(a)	15,702	6,734,117
CS Disco, Inc.(a)	1,888	7,042
Daily Journal Corp.(a)	60	22,739
Datadog, Inc., Class A(a)	20,532	2,097,549
Digimarc Corp.(a)	1,006	13,169
Digital Turbine, Inc.(a)	5,723	17,169
DocuSign, Inc.(a)	13,566	1,109,021
Dolby Laboratories, Inc., Class A	4,248	326,204
Domo, Inc., Class B(a)(b)	1,416	10,521
DoubleVerify Holdings, Inc.(a)	10,846	143,818
Dropbox, Inc., Class A(a)(b)	15,395	439,527

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
D-Wave Quantum, Inc.(a)(b)	12,500	$ 86,375
Dynatrace, Inc.(a)	20,304	953,679
E2open Parent Holdings, Inc., Class A(a)	12,000	23,640
eGain Corp.(a)(b)	724	3,721
Elastic NV(a)	5,889	507,632
EverCommerce, Inc.(a)	1,361	13,283
Fair Isaac Corp.(a)	1,606	3,195,426
Five9, Inc.(a)	4,935	124,066
Fortinet, Inc.(a)	43,050	4,466,868
Freshworks, Inc., Class A(a)	13,713	202,541
Gen Digital, Inc.	36,876	953,982
Gitlab, Inc., Class A(a)(b)	8,392	391,655
Guidewire Software, Inc.(a)	5,624	1,151,626
HubSpot, Inc.(a)(b)	3,351	2,049,137
Hut 8 Corp.(a)(b)	5,495	67,643
I3 Verticals, Inc., Class A(a)(b)	1,114	27,984
Informatica, Inc., Class A(a)(b)	6,189	116,539
Intapp, Inc.(a)	3,250	176,345
InterDigital, Inc.	1,799	361,599
Intuit, Inc.	18,607	11,675,334
Jamf Holding Corp.(a)	7,462	86,335
Life360, Inc.(a)(b)	902	38,696
LiveRamp Holdings, Inc.(a)	3,784	98,989
Manhattan Associates, Inc.(a)	4,034	715,591
MARA Holdings, Inc.(a)(b)	23,300	311,521
Meridianlink, Inc.(a)	3,113	52,641
Microsoft Corp.	506,330	200,131,996
MicroStrategy, Inc., Class A(a)(b)	15,741	5,983,312
Mitek Systems, Inc.(a)	2,481	20,543
N-able, Inc.(a)	4,241	29,941
nCino, Inc.(a)(b)	5,607	130,082
NCR Voyix Corp.(a)(b)	10,611	90,936
NextNav, Inc.(a)(b)	5,887	73,117
Nutanix, Inc., Class A(a)	16,791	1,153,542
Olo, Inc., Class A(a)	5,920	36,704
ON24, Inc.(a)	1,991	9,318
OneSpan, Inc.	2,737	40,699
Ooma, Inc.(a)	719	8,793
Oracle Corp.	108,842	15,316,246
Pagaya Technologies Ltd., Class A(a)(b)	3,119	34,184
PagerDuty, Inc.(a)	5,772	89,524
Palantir Technologies, Inc., Class A(a)	140,198	16,605,051
Palo Alto Networks, Inc.(a)	44,068	8,237,631
Pegasystems, Inc.	2,883	265,467
Porch Group, Inc.(a)(b)	8,650	50,170
Procore Technologies, Inc.(a)(b)	7,336	470,164
Progress Software Corp.	2,817	168,907
PROS Holdings, Inc.(a)	3,022	51,616
PTC, Inc.(a)	7,992	1,238,520
Q2 Holdings, Inc.(a)	3,948	312,879
Qualys, Inc.(a)	2,674	336,149
Rapid7, Inc.(a)	4,301	101,590
Red Violet, Inc.	1,105	43,161
Rimini Street, Inc.(a)	3,501	12,359
RingCentral, Inc., Class A(a)(b)	5,642	143,871
Riot Platforms, Inc.(a)(b)	22,613	163,718
Roper Technologies, Inc.	7,280	4,077,382
Salesforce, Inc.	62,987	16,925,237
Sapiens International Corp. NV	2,240	61,354
SEMrush Holdings, Inc., Class A(a)	3,049	31,344
SentinelOne, Inc., Class A(a)	18,460	341,510
ServiceNow, Inc.(a)	13,998	13,368,230
Security	Shares	Value
Software (continued)
SoundHound AI, Inc., Class A(a)(b)	24,578	$ 228,330
SoundThinking, Inc.(a)	707	10,973
Sprinklr, Inc., Class A(a)	8,010	61,597
Sprout Social, Inc., Class A(a)	4,520	94,513
SPS Commerce, Inc.(a)	2,494	357,914
Synopsys, Inc.(a)	10,542	4,838,883
Telos Corp.(a)	10,336	28,217
Tenable Holdings, Inc.(a)	8,614	263,330
Teradata Corp.(a)	6,137	131,946
Terawulf, Inc.(a)(b)	18,134	50,413
Tyler Technologies, Inc.(a)	2,860	1,553,838
UiPath, Inc., Class A(a)(b)	30,263	361,340
Unity Software, Inc.(a)	20,882	439,984
Varonis Systems, Inc.(a)(b)	7,148	306,220
Verint Systems, Inc.(a)	4,508	79,521
Vertex, Inc., Class A(a)(b)	3,435	137,503
Viant Technology, Inc., Class A(a)(b)	883	12,636
Weave Communications, Inc.(a)	1,600	16,960
Workday, Inc., Class A(a)	14,469	3,544,905
Workiva, Inc., Class A(a)	3,224	242,670
Xperi, Inc.(a)	2,213	16,354
Yext, Inc.(a)	5,854	39,807
Zeta Global Holdings Corp., Class A(a)	11,604	151,548
Zoom Communications, Inc., Class A(a)	18,270	1,416,656
Zscaler, Inc.(a)(b)	6,326	1,430,751
		376,537,738
Specialized REITs — 1.0%
American Tower Corp.	31,797	7,167,362
Crown Castle, Inc.	29,702	3,141,284
CubeSmart	14,934	607,366
Digital Realty Trust, Inc.	22,459	3,605,568
EPR Properties	5,848	289,418
Equinix, Inc.	6,582	5,665,457
Extra Space Storage, Inc.	14,171	2,076,335
Farmland Partners, Inc.	2,041	20,532
Four Corners Property Trust, Inc.	9,299	259,907
Gaming & Leisure Properties, Inc.	18,451	883,065
Gladstone Land Corp.	2,385	23,683
Iron Mountain, Inc.	19,785	1,774,121
Lamar Advertising Co., Class A	5,872	668,292
Millrose Properties, Inc., Class A(a)	8,362	209,384
National Storage Affiliates Trust	4,998	185,926
Outfront Media, Inc.	8,862	134,082
PotlatchDeltic Corp.	4,938	189,570
Public Storage	10,743	3,227,519
Rayonier, Inc.	9,729	237,971
Safehold, Inc.	5,180	81,585
SBA Communications Corp.	7,409	1,803,351
Uniti Group, Inc.	14,285	70,282
VICI Properties, Inc.	72,611	2,325,004
Weyerhaeuser Co.	49,087	1,271,844
		35,918,908
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	7,078
Abercrombie & Fitch Co., Class A(a)	3,438	238,666
Academy Sports & Outdoors, Inc.	4,486	169,032
Advance Auto Parts, Inc.	3,773	123,453
American Eagle Outfitters, Inc.	11,875	125,044
America’s Car-Mart, Inc.(a)	281	13,325
Arhaus, Inc., Class A(a)	3,604	28,327
Arko Corp., Class A	6,136	24,697
Asbury Automotive Group, Inc.(a)	1,245	271,584
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
AutoNation, Inc.(a)	1,791	$ 311,903
AutoZone, Inc.(a)	1,150	4,326,990
BARK, Inc., Class A(a)(b)	12,225	13,814
Bath & Body Works, Inc.	14,692	448,253
Best Buy Co., Inc.	14,541	969,739
Beyond, Inc.(a)(b)	2,560	10,419
Boot Barn Holdings, Inc.(a)	1,850	193,029
Buckle, Inc.	1,687	58,640
Build-A-Bear Workshop, Inc.	1,239	43,712
Burlington Stores, Inc.(a)	4,375	984,550
Caleres, Inc.	2,081	31,714
Camping World Holdings, Inc., Class A	5,362	64,666
CarMax, Inc.(a)(b)	10,339	668,623
Carvana Co., Class A(a)	7,326	1,790,108
Designer Brands, Inc., Class A	3,326	9,280
Destination XL Group, Inc.(a)	6,269	6,204
Dick’s Sporting Goods, Inc.	3,830	719,044
EVgo, Inc.(a)(b)	14,256	39,347
Five Below, Inc.(a)	3,521	267,209
Floor & Decor Holdings, Inc., Class A(a)	7,043	503,152
Foot Locker, Inc.(a)	6,615	81,166
GameStop Corp., Class A(a)(b)	26,440	736,618
Gap, Inc.	15,061	329,836
Genesco, Inc.(a)	1,043	20,234
Group 1 Automotive, Inc.	843	340,260
GrowGeneration Corp.(a)(b)	2,856	3,341
Haverty Furniture Cos., Inc.	1,048	19,032
Home Depot, Inc.	67,522	24,341,006
Lands’ End, Inc.(a)	889	7,894
Leslie’s, Inc.(a)	12,789	7,676
Lithia Motors, Inc., Class A	1,802	527,553
Lowe’s Cos., Inc.	38,521	8,611,755
MarineMax, Inc.(a)	887	19,035
Monro, Inc.	2,222	30,975
Murphy USA, Inc.	1,233	614,737
National Vision Holdings, Inc.(a)	5,351	66,085
ODP Corp.(a)	2,145	29,344
OneWater Marine, Inc., Class A(a)(b)	684	10,267
O’Reilly Automotive, Inc.(a)	3,934	5,567,397
Penske Automotive Group, Inc.	1,283	199,725
Petco Health & Wellness Co., Inc.(a)	5,201	15,343
RealReal, Inc.(a)	6,755	39,179
Revolve Group, Inc., Class A(a)	2,911	57,871
RH(a)(b)	990	182,190
Ross Stores, Inc.	22,309	3,100,951
Sally Beauty Holdings, Inc.(a)(b)	7,155	58,242
Shoe Carnival, Inc.	744	12,931
Signet Jewelers Ltd.	2,786	165,210
Sleep Number Corp.(a)(b)	1,237	9,636
Sonic Automotive, Inc., Class A	786	47,726
Stitch Fix, Inc., Class A(a)	5,133	16,785
ThredUp, Inc., Class A(a)	9,059	40,675
Tilly’s, Inc., Class A(a)(b)	598	915
TJX Cos., Inc.	77,045	9,914,151
Tractor Supply Co.	36,117	1,828,242
Ulta Beauty, Inc.(a)(b)	3,145	1,244,288
Upbound Group, Inc.	3,756	74,744
Urban Outfitters, Inc.(a)	4,306	227,271
Valvoline, Inc.(a)	9,171	314,198
Victoria’s Secret & Co.(a)	5,589	105,073
Warby Parker, Inc., Class A(a)	5,414	89,385
Wayfair, Inc., Class A(a)(b)	6,753	203,670
Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	8,379	$ 1,294,304
Winmark Corp.	223	80,282
Zumiez, Inc.(a)	980	11,466
		73,160,266
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	1,003,325	213,206,563
CompoSecure, Inc., Class A	2,890	31,761
Corsair Gaming, Inc.(a)(b)	2,367	16,758
Dell Technologies, Inc., Class C	18,538	1,701,047
Diebold Nixdorf, Inc.(a)	1,969	87,286
Eastman Kodak Co.(a)(b)	6,701	42,149
Hewlett Packard Enterprise Co.	90,681	1,470,846
HP, Inc.	63,585	1,625,868
Immersion Corp.	1,222	8,835
IonQ, Inc.(a)(b)	13,623	374,088
NetApp, Inc.	13,964	1,253,269
Pure Storage, Inc., Class A(a)	21,079	956,143
Sandisk Corp.(a)(b)	7,809	250,747
Super Micro Computer, Inc.(a)(b)	33,827	1,077,728
Turtle Beach Corp.(a)	776	8,963
Western Digital Corp.(a)	23,430	1,027,640
Xerox Holdings Corp.	8,090	35,677
		223,175,368
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)(b)	4,716	114,363
Birkenstock Holding PLC(a)(b)	2,799	143,953
Capri Holdings Ltd.(a)	7,359	110,679
Carter’s, Inc.	2,358	77,932
Columbia Sportswear Co.	2,057	127,884
Crocs, Inc.(a)	3,987	384,426
Deckers Outdoor Corp.(a)	10,390	1,151,524
Figs, Inc., Class A(a)	8,730	35,182
G-III Apparel Group Ltd.(a)	2,509	63,277
Hanesbrands, Inc.(a)	26,900	123,471
Kontoor Brands, Inc.	3,741	225,021
Lululemon Athletica, Inc.(a)	7,948	2,152,080
Movado Group, Inc.	1,241	17,237
NIKE, Inc., Class B	80,693	4,551,085
Oxford Industries, Inc.	1,115	54,189
PVH Corp.	3,815	263,159
Ralph Lauren Corp., Class A	2,572	578,571
Rocky Brands, Inc.	309	6,609
Skechers USA, Inc., Class A(a)	8,886	426,706
Steven Madden Ltd.	4,857	101,997
Superior Group of Cos., Inc.	2,443	25,358
Tapestry, Inc.	15,538	1,097,760
Under Armour, Inc., Class A(a)	11,440	65,437
Under Armour, Inc., Class C(a)	12,665	68,898
VF Corp.	24,444	290,395
Wolverine World Wide, Inc.	6,004	78,352
		12,335,545
Tobacco — 0.7%
Altria Group, Inc.	115,357	6,823,367
Philip Morris International, Inc.	105,826	18,134,343
Turning Point Brands, Inc.	1,352	82,986
Universal Corp.	1,429	83,268
		25,123,964
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	7,574	354,160
Alta Equipment Group, Inc., Class A	2,017	8,572
Applied Industrial Technologies, Inc.	2,577	626,933

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.(a)	421	$ 27,424
Boise Cascade Co.	2,660	248,125
Core & Main, Inc., Class A(a)	12,684	668,193
Custom Truck One Source, Inc.(a)(b)	2,724	10,978
Distribution Solutions Group, Inc.(a)(b)	564	14,687
DNOW, Inc.(a)	6,770	107,440
DXP Enterprises, Inc.(a)	1,165	103,056
Fastenal Co.	39,277	3,180,259
Ferguson Enterprises, Inc.	13,764	2,335,200
FTAI Aviation Ltd.	6,981	747,735
GATX Corp.	2,427	354,245
Global Industrial Co.	1,009	25,911
GMS, Inc.(a)(b)	2,574	188,571
H&E Equipment Services, Inc.	2,282	204,946
Herc Holdings, Inc.	1,937	211,985
Hudson Technologies, Inc.(a)	2,482	16,605
McGrath RentCorp	1,530	163,205
MRC Global, Inc.(a)	6,858	79,896
MSC Industrial Direct Co., Inc., Class A	3,328	254,526
Rush Enterprises, Inc., Class A	4,246	216,504
Rush Enterprises, Inc., Class B	598	34,588
SiteOne Landscape Supply, Inc.(a)	3,012	345,808
Titan Machinery, Inc.(a)(b)	1,169	19,394
Transcat, Inc.(a)(b)	682	54,103
United Rentals, Inc.	4,516	2,851,628
Watsco, Inc.	2,354	1,082,463
WESCO International, Inc.	2,947	480,243
Willis Lease Finance Corp.	295	45,642
WW Grainger, Inc.	2,982	3,054,492
Xometry, Inc., Class A(a)	3,713	95,201
		18,212,718
Water Utilities — 0.1%
American States Water Co.	2,476	200,828
American Water Works Co., Inc.	13,178	1,937,298
California Water Service Group	5,314	269,154
Consolidated Water Co. Ltd.	1,168	27,144
Essential Utilities, Inc.	16,955	697,359
Global Water Resources, Inc.	881	9,189
Middlesex Water Co.	1,348	85,086
Pure Cycle Corp.(a)(b)	1,623	16,068
SJW Group	2,859	162,220
York Water Co.	673	23,689
		3,428,035
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	3,467	26,245
Spok Holdings, Inc.	1,840	26,386
Telephone and Data Systems, Inc.	6,742	252,757
T-Mobile U.S., Inc.	32,065	7,918,452
		8,223,840
Total Common Stocks — 99.6% (Cost: $2,098,507,548)		3,637,461,896
Security	Shares	Value
Investment Companies
Equity Funds — 0.1%
iShares Russell 3000 ETF(c)	16,202	$ 5,101,200
Total Investment Companies — 0.1% (Cost: $4,888,172)		5,101,200
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(d)	3,836	3,261
Contra Aduro Biotech I, CVR(d)	400	188
Inhibrx, Inc., CVR(d)	2,243	2,534
		6,259
Total Rights — 0.0% (Cost: $3,230)		6,259
Total Long-Term Investments — 99.7% (Cost: $2,103,398,950)		3,642,569,355
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(f)(g)	51,752,832	51,773,534
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(f)	9,283,912	9,283,912
Total Short-Term Securities — 1.7% (Cost: $61,058,427)		61,057,446
Total Investments — 101.4% (Cost: $2,164,457,377)		3,703,626,801
Liabilities in Excess of Other Assets — (1.4)%		(49,866,928)
Net Assets — 100.0%		$ 3,653,759,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $503, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,555,011	$ 9,222,667 (a)	$ —	$ 224	$ (4,368)	$ 51,773,534	51,752,832	$ 185,872 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,163,410	—	(16,879,498)(a)	—	—	9,283,912	9,283,912	621,473	—
BlackRock, Inc.	8,474,879	372,840	—	—	346,994	9,194,713	10,057	150,865	—
iShares Russell 3000 ETF	14,946,598	152,462,729	(161,867,658)	(663,785)	223,316	5,101,200	16,202	243,182	—
				$ (663,561)	$ 565,942	$ 75,353,359		$ 1,201,392	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	12	06/20/25	$ 1,182	$ 45,813
S&P 500 E-Mini Index	39	06/20/25	10,895	525,219
				$ 571,032
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 76,211,455	$ —	$ —	$ 76,211,455
Air Freight & Logistics	10,059,571	—	—	10,059,571
Automobile Components	3,743,529	—	—	3,743,529
Automobiles	60,590,049	—	—	60,590,049
Banks	139,026,939	—	—	139,026,939
Beverages	42,535,911	—	—	42,535,911
Biotechnology	81,563,794	—	—	81,563,794
Broadline Retail	123,251,367	—	—	123,251,367
Building Products	25,212,930	—	—	25,212,930
Capital Markets	121,631,264	—	—	121,631,264
Chemicals	48,119,021	—	—	48,119,021
Commercial Services & Supplies	27,166,371	—	—	27,166,371
Communications Equipment	30,233,390	—	—	30,233,390
Construction & Engineering	10,674,531	—	—	10,674,531
Construction Materials	9,934,920	—	—	9,934,920
Consumer Finance	23,314,081	—	—	23,314,081
Consumer Staples Distribution & Retail	77,645,579	—	—	77,645,579
Containers & Packaging	10,697,834	—	—	10,697,834
Distributors	2,597,593	—	—	2,597,593
Diversified Consumer Services	5,418,274	—	—	5,418,274
Diversified REITs	1,916,631	—	—	1,916,631
Diversified Telecommunication Services	28,124,086	—	—	28,124,086
Electric Utilities	55,276,121	—	—	55,276,121
Electrical Equipment	30,973,849	—	—	30,973,849
Electronic Equipment, Instruments & Components	23,887,175	—	—	23,887,175
Energy Equipment & Services	10,897,252	—	—	10,897,252
Entertainment	65,241,420	—	—	65,241,420
Financial Services	172,395,279	—	—	172,395,279
Food Products	24,775,783	—	—	24,775,783
Gas Utilities	4,753,958	—	—	4,753,958
Ground Transportation	33,955,278	—	—	33,955,278
Health Care Equipment & Supplies	86,841,882	—	—	86,841,882
Health Care Providers & Services	78,175,226	—	—	78,175,226
Health Care REITs	12,856,015	—	—	12,856,015
Health Care Technology	3,555,555	—	—	3,555,555
Hotel & Resort REITs	1,887,826	—	—	1,887,826
Hotels, Restaurants & Leisure	78,714,027	—	—	78,714,027
Household Durables	15,204,608	—	—	15,204,608
Household Products	37,696,241	—	—	37,696,241
Independent Power and Renewable Electricity Producers	4,282,516	—	—	4,282,516
Industrial Conglomerates	14,532,378	—	—	14,532,378
Industrial REITs	9,580,574	—	—	9,580,574
Insurance	88,971,424	—	—	88,971,424
Interactive Media & Services	201,673,616	—	—	201,673,616
IT Services	48,671,316	—	—	48,671,316
Leisure Products	1,953,948	—	—	1,953,948
Life Sciences Tools & Services	33,976,918	—	—	33,976,918
Machinery	65,004,173	—	—	65,004,173
Marine Transportation	805,406	—	—	805,406
Media	20,126,097	—	—	20,126,097
Metals & Mining	17,864,213	—	—	17,864,213
Mortgage Real Estate Investment Trusts (REITs)	3,515,978	—	—	3,515,978
Multi-Utilities	23,031,454	—	—	23,031,454
Office REITs	2,804,299	—	—	2,804,299
Oil, Gas & Consumable Fuels	108,611,931	—	—	108,611,931
Paper & Forest Products	527,742	—	—	527,742
Passenger Airlines	5,935,487	—	—	5,935,487
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$ 5,469,699	$ —	$ —	$ 5,469,699
Pharmaceuticals	116,383,841	503	—	116,384,344
Professional Services	33,755,740	—	—	33,755,740
Real Estate Management & Development	7,355,876	—	—	7,355,876
Residential REITs	13,002,886	—	—	13,002,886
Retail REITs	12,939,590	—	—	12,939,590
Semiconductors & Semiconductor Equipment	323,811,294	—	—	323,811,294
Software	376,537,738	—	—	376,537,738
Specialized REITs	35,918,908	—	—	35,918,908
Specialty Retail	73,160,266	—	—	73,160,266
Technology Hardware, Storage & Peripherals	223,175,368	—	—	223,175,368
Textiles, Apparel & Luxury Goods	12,335,545	—	—	12,335,545
Tobacco	25,123,964	—	—	25,123,964
Trading Companies & Distributors	18,212,718	—	—	18,212,718
Water Utilities	3,428,035	—	—	3,428,035
Wireless Telecommunication Services	8,223,840	—	—	8,223,840
Investment Companies	5,101,200	—	—	5,101,200
Rights	—	276	5,983	6,259
Short-Term Securities
Money Market Funds	61,057,446	—	—	61,057,446
	$3,703,620,039	$779	$5,983	$3,703,626,801
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 571,032	$ —	$ —	$ 571,032

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s